[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	3/31/07

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (88.4%)
Agency Adjustable Rate Mortgages (3.1%)
Federal Home Loan Mortgage Corp.,
Adjustable Rate Mortgages:
5.58%, 11/1/36		$1,814	$1,829
5.70%, 3/1/37		1,900	1,919
5.76%, 1/1/37		3,350	3,375
Federal National Mortgage Association,
Adjustable Rate Mortgages:
6.12%, 4/1/37		2,225	2,253
7.49%, 7/1/36 - 8/1/36		4,016	4,134
Government National Mortgage Association,
Adjustable Rate Mortgages:
5.38%, 1/20/25 - 2/20/28		702	711
5.75%, 7/20/25 - 9/20/27		102	103
6.13%, 12/20/25 - 11/20/27		40	41
			14,365
Agency Fixed Rate Mortgages (9.1%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.50%, 1/1/10 - 5/1/19		3	3
11.50%, 10/1/15 - 5/1/19		16	17
Gold Pools:
6.50%, 7/1/32 - 9/1/32		276	284
7.00%, 3/1/32		11	12
7.50%, 6/1/20 - 11/1/32		2,360	2,465
8.00%, 8/1/30 - 1/1/31		68	70
8.50%, 1/1/29 - 8/1/30		81	87
9.50%, 12/1/22		9	10
10.00%, 6/1/17		10	11
Federal National Mortgage Association,
Conventional Pools:
6.50%, 9/1/28 - 10/1/33		4,330	4,457
7.00%, 10/1/27 - 1/1/36		8,893	9,263
7.50%, 6/1/25 - 9/1/35		2,531	2,653
8.00%, 10/1/29 - 9/1/32		2,176	2,298
8.50%, 4/1/30 - 5/1/32		788	848
9.50%, 11/1/21 - 4/1/30		167	184
10.00%, 9/1/10 - 5/1/22		36	41
10.50%, 1/1/16 - 5/1/22		439	487
11.00%, 6/1/19 - 11/1/20		180	202
11.50%, 11/1/19		4	4
13.00%, 10/1/15		1	1
April TBA
7.00%, 4/25/35	(a)	3,975	4,100
May TBA
7.00%, 5/25/37	(a)	12,550	12,934
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17 - 1/15/25		126	135
9.50%, 10/15/16 - 11/15/21		415	451
10.00%, 11/15/09 - 6/15/22		602	669
10.50%, 1/15/18 - 8/15/20		63	69
11.00%, 12/15/09 - 1/15/16		17	19
11.50%, 2/15/13 - 8/15/13		6	6
12.00%, 12/15/12 - 12/15/13		14	15
			41,795

Asset Backed Corporates (14.7%)
ACE Securities Corp.
5.43%, 7/25/35	(b)	167	167
American Express Credit Account Master Trust
5.32%, 10/15/12	(b)	2,025	2,025
5.43%, 11/16/09 - 12/15/09	(b)	4,325	4,329
Argent Securities, Inc.
5.37%, 10/25/36	(b)	2,125	2,127
Bank One Issuance Trust
3.59%, 5/17/10		2,000	1,985
Bear Stearns Asset Backed Securities, Inc.
5.44%, 8/25/35	(b)	250	251
5.52%, 9/25/34	(b)	228	228
5.54%, 3/25/35	(b)	497	498
Capital Auto Receivables Asset Trust
3.35%, 2/15/08		214	214
5.38%, 5/15/11	(b)	3,175	3,177
5.40%, 1/15/08	(b)	120	120
Carrington Mortgage Loan Trust
5.40%, 3/25/47	(b)	2,375	2,375
5.44%, 10/25/35	(b)	51	51
5.47%, 9/25/35	(b)	254	254
Citibank Credit Card Issuance Trust
5.34%, 3/22/12	(b)	2,475	2,475
5.53%, 2/7/10	(b)	2,250	2,255
6.88%, 11/16/09		1,730	1,748
Citigroup Mortgage Loan Trust, Inc.
5.39%, 1/25/37	(b)	2,117	2,117
Countrywide Asset Backed Certificates
5.47%, 5/25/36	(b)	1,056	1,057
First Franklin Mortgage Loan Asset Backed Certificates
5.36%, 3/25/37	(b)	2,122	2,122
5.37%, 7/25/36	(b)	1,446	1,447
5.39%, 2/25/36	(b)	1,054	1,055
5.42%, 7/25/35	(b)	357	357
5.44%, 10/25/35	(b)	796	797
Fremont Home Loan Owner Trust
5.37%, 10/25/36	(b)	2,044	2,044
GE Capital Credit Card Master Note Trust
5.36%, 9/15/10	(b)	1,350	1,351
GE Dealer Floorplan Master Note Trust
5.40%, 7/20/09	(b)	2,000	2,002
GSAMP Trust
5.39%, 1/25/37	(b)	1,850	1,851
5.40%, 4/25/47	(b)	2,400	2,400
Indymac Residential Asset Backed Trust
5.45%, 4/25/37	(b)	2,025	2,025
Long Beach Mortgage Loan Trust
5.41%, 1/25/36	(b)	602	603
MBNA Master Credit Card Trust USA
5.46%, 2/16/10	(b)	1,800	1,802
5.90%, 8/15/11		400	407
7.00%, 2/15/12		1,350	1,415
7.80%, 10/15/12		1,400	1,518
Nationstar Home Equity Loan Trust
6.02%, 9/25/36	(b)	1,833	1,834
Residential Asset Mortgage Products, Inc.
5.39%, 6/25/29	(b)	1,919	1,920
SLM Student Loan Trust
5.32%, 10/25/14	(b)	4,150	4,153
Soundview Home Equity Loan Trust
5.40%, 1/25/37	(b)	1,859	1,860
5.43%, 2/25/37	(b)	2,250	2,249
Specialty Underwriting & Residential Finance
5.44%, 6/25/36	(b)	418	418
Structured Asset Investment Loan Trust
5.39%, 3/25/36	(b)	736	736

Structured Asset Securities Corp.
5.41%, 4/25/37	(b)	2,250	2,250
5.52%, 6/25/35	(b)	601	601
Terwin Mortgage Trust
5.44%, 7/25/35	(b)(c)	1	1
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		375	374
			67,045
Collateralized Mortgage Obligations — Agency Collateral Series (5.0%)
Bear Stearns Structured Products, Inc.
IO
Zero Coupon, 3/27/36 - 5/25/36	(c)	83,566	2,506
1.27%, 2/27/36	(c)	20,778	626
1.91%, 7/27/36	(c)	37,100	1,470
6.00%, 4/25/37	(c)	45,850	1,786
Countrywide Alternative Loan Trust
Zero Coupon, 4/25/47	(b)	13,475	693
1.83%, 2/25/47	(c)	25,047	1,366
IO
1.54%, 2/25/37		8,800	465
1.70%, 12/20/46		19,930	991
1.78%, 3/20/46		8,339	384
1.95%, 3/20/47		20,971	1,164
2.42%, 12/20/35	(b)(c)	10,101	275
2.97%, 12/20/35	(b)(c)	11,133	535
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.76%, 2/25/35		8,695	189
Federal Home Loan Mortgage Corp.
IO
5.00%, 9/15/14 - 6/15/17		3,038	220
6.00%, 5/1/31		608	118
6.50%, 4/1/28		562	119
7.50%, 12/1/29		35	10
8.00%, 1/1/28 - 6/1/31		65	14
IO, Inv Fl
2.63%, 3/15/32		315	25
2.68%, 3/15/32		239	20
3.23%, 10/15/29		22	@—
Federal National Mortgage Association
IO
5.00%, 2/25/15		712	17
6.00%, 8/25/32 - 7/25/33		1,293	268
6.50%, 5/25/33 - 6/25/33		1,668	365
7.00%, 4/25/33		520	122
7.50%, 11/1/29		131	38
8.00%, 4/1/24 - 12/1/31		546	129
9.00%, 11/1/26		10	2
IO, Inv Fl
2.23%, 2/17/31		220	12
2.78%, 12/25/29		16	@—
2.88%, 10/25/28		105	4
3.28%, 3/18/30		12	@—
6.50%, 2/25/33		204	39
PO
3/25/36		10,284	219
Government National Mortgage Association,
IO, Inv FI, PAC
3.08%, 6/16/27		924	21
IO, Inv Fl
2.26%, 9/16/31		69	3
2.63%, 9/16/27		94	7
2.68%, 4/16/29		502	27
2.88%, 8/16/31		72	4
3.18%, 9/20/30		128	9
3.23%, 12/16/29		144	11
3.28%, 8/16/29		141	9

Greenpoint Mortgage Funding Trust,
PO
8/25/45 - 10/25/45		13,069	396
Harborview Mortgage Loan Trust
IO
1.98%, 6/19/35	(b)	6,840	155
2.28%, 5/19/35	(b)	9,844	235
2.64%, 3/19/37	(b)	8,090	356
2.72%, 7/19/46	(b)	9,865	356
PO
3/19/37 - 7/19/47		4	3
Harborview NIM Corp.
6.41%, 3/19/37 - 3/19/38	(c)	1,602	1,597
Indymac Index Mortgage Loan Trust,
IO
1.72%, 7/25/35	(b)	6,216	197
Lehman Brothers Commercial Mortgage Trust
5.44%, 9/15/21	(b)(c)	1,938	1,939
Residential Accredit Loans, Inc.
Zero Coupon, 4/25/47	(c)	13,950	802
Wachovia Bank Commercial Mortgage Trust
5.44%, 9/15/21	(b)(c)	2,075	2,076
Washington Mutual Inc.,
IO
0.52%, 1/25/45		18,685	280
			22,674
Finance (4.9%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(c)	1,700	1,776
American General Finance Corp.
4.63%, 5/15/09 - 9/1/10		380	375
AXA Financial, Inc.
6.50%, 4/1/08		340	344
Catlin Insurance Co., Ltd.
7.25%	(b)(c)(o)	785	781
CIT Group, Inc.
3.65%, 11/23/07		300	297
Countrywide Home Loans, Inc.
3.25%, 5/21/08		645	630
Farmers Exchange Capital
7.05%, 7/15/28	(c)	705	725
Farmers Insurance Exchange
8.63%, 5/1/24	(c)	250	298
General Electric Capital Corp.
4.25%, 12/1/10		280	272
5.88%, 2/15/12		105	108
HSBC Finance Corp.
4.13%, 12/15/08		185	182
5.88%, 2/1/09		580	587
6.38%, 10/15/11		430	449
6.75%, 5/15/11		585	617
8.00%, 7/15/10		195	211
JPMorgan Chase & Co.
6.00%, 2/15/09		80	81
7.00%, 11/15/09		465	487
M&I Marshall & IIsley Bank
3.80%, 2/8/08		775	766
Mantis Reef Ltd.
4.69%, 11/14/08	(c)	630	624
MBNA Corp.
5.79%, 5/5/08	(b)	700	704
Nationwide Building Society
4.25%, 2/1/10	(c)	930	908
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07		370	368
7.50%, 6/1/17		385	408

Residential Capital Corp.
6.38%, 6/30/10		1,280	1,281
SLM Corp.
4.00%, 1/15/10		610	594
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		490	489
Two-Rock Pass Through Trust
6.30%	(b)(c)(o)	475	468
Unicredit Luxembourg Finance S.A.
5.41%, 10/24/08	(b)(c)	1,215	1,216
USB Capital IX
6.19%	(b)(o)	1,095	1,124
Wachovia Capital Trust III
5.80%	(b)(o)	2,220	2,248
Washington Mutual Bank FA
5.50%, 1/15/13		75	75
Washington Mutual, Inc.
8.25%, 4/1/10		705	762
Washington Mutual Preferred Funding II
6.67%	(b)(c)(o)	300	295
World Financial Properties
6.91%, 9/1/13	(c)	979	1,028
Xlliac Global Funding
4.80%, 8/10/10	(c)	690	681
			22,259
Industrials (5.8%)
ArvinMeritor, Inc.
8.75%, 3/1/12		565	586
AT&T Corp.
8.00%, 11/15/31		880	1,091
AT&T, Inc.
6.15%, 9/15/34		415	410
Brascan Corp.
7.13%, 6/15/12		640	686
Caterpillar Financial Services Corp.
3.63%, 11/15/07		130	129
5.43%, 8/20/07	(b)	560	560
Clorox Co.
5.48%, 12/14/07	(b)	765	766
Comcast Cable Communications, Inc.
6.75%, 1/30/11		350	369
8.38%, 5/1/07		75	75
ConAgra Foods, Inc.
7.00%, 10/1/28		190	203
8.25%, 9/15/30		245	299
Consumers Energy Co.
4.00%, 5/15/10		370	357
4.80%, 2/17/09		275	273
Cooper Industries, Inc.
5.25%, 11/15/12		445	445
CVS/Caremark Corp.
5.75%, 8/15/11		160	163
CVS Lease Pass Through Trust
6.04%, 12/10/28	(c)	1,084	1,100
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31		360	451
Delhaize America, Inc.
9.00%, 4/15/31		540	651
Echostar DBS Corp.
6.38%, 10/1/11		565	570
6.63%, 10/1/14		215	217
FBG Finance Ltd.
5.13%, 6/15/15	(c)	690	663
FedEx Corp.
2.65%, 4/1/07		325	325
Ford Motor Credit Co.
7.25%, 10/25/11		660	642

France Telecom S.A.
8.50%, 3/1/31		655	854
General Motors Acceptance Corp.
6.88%, 9/15/11		2,200	2,204
Hewlett Packard Co.
5.49%, 5/22/09	(b)	550	551
Home Depot, Inc.
5.48%, 12/16/09	(b)	370	371
Hospira, Inc.
5.83%, 3/30/10	(b)	905	908
Hyatt Equities LLC
6.88%, 6/15/07	(c)	380	381
ICI Wilmington, Inc.
4.38%, 12/1/08		230	227
Interpublic Group of Cos., Inc.
6.25%, 11/15/14		405	383
Lenfest Communications, Inc.
7.63%, 2/15/08		245	249
LG Electronics, Inc.
5.00%, 6/17/10	(c)	360	355
May Dept Stores Co. (The)
6.70%, 7/15/34		655	648
Miller Brewing Co.
4.25%, 8/15/08	(c)	530	522
Mohawk Industries, Inc.
7.20%, 4/15/12		420	445
Norfolk Southern Corp.
7.35%, 5/15/07		305	305
Pilgrim’s Pride Corp.
7.63%, 5/1/15		505	506
9.63%, 9/15/11		130	136
Sara Lee Corp.
6.13%, 11/1/32		665	617
Sprint Capital Corp.
8.75%, 3/15/32		145	171
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, 5/1/07		95	95
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(c)	590	622
Telecom Italia Capital S.A.
4.00%, 1/15/10		785	759
4.88%, 10/1/10		120	118
Telefonica Europe BV
8.25%, 9/15/30		715	859
Time Warner, Inc.
5.59%, 11/13/09	(b)	1,285	1,288
Union Pacific Corp.
6.63%, 2/1/08		235	237
6.79%, 11/9/07		130	131
Verizon New England, Inc.
6.50%, 9/15/11		120	125
Viacom, Inc.
6.88%, 4/30/36		650	657
WellPoint, Inc.
3.75%, 12/14/07		175	173
4.25%, 12/15/09		165	162
Yum! Brands, Inc.
8.88%, 4/15/11		395	444
			26,534
Mortgages — Other (28.1%)
American Home Mortgage Assets
5.45%, 3/25/47	(b)	2,875	2,870
5.51%, 10/25/46	(b)	2,900	2,906
5.55%, 9/25/46	(b)	2,231	2,239
Banc of America Funding Corp.
5.67%, 9/20/35	(b)	755	758

Bear Stearns Mortgage Funding Trust
5.45%, 2/25/37	(b)	2,650	2,650
5.48%, 12/25/36	(b)	1,818	1,819
5.50%, 10/25/36	(b)	2,232	2,219
5.52%, 9/25/36	(b)	2,204	2,197
5.57%, 7/25/36	(b)	1,863	1,861
Bear Stearns Structured Products, Inc.
6.50%, 3/25/36 - 5/27/36	(c)	743	711
Citigroup Mortgage Loan Trust, Inc.
5.40%, 1/25/37	(b)	1,741	1,737
Countrywide Alternative Loan Trust
5.46%, 4/25/47	(b)	3,108	3,106
5.51%, 10/25/46	(b)	2,300	2,296
5.58%, 11/20/35	(b)	722	722
5.59%, 5/20/46 - 7/25/46	(b)	4,518	4,537
6.50%, 10/25/46	(c)	1,001	1,000
6.68%, 2/25/36	(b)	1,686	1,704
Countrywide Home Loan Mortgage Pass Through Trust
5.62%, 4/25/36	(b)	1,628	1,631
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
5.47%, 2/25/47	(b)	3,437	3,437
Deutsche ALT-A Securities, Inc., NIM Trust
6.75%, 2/25/47	(c)	989	985
Downey Savings & Loan Association Mortgage Loan Trust
5.52%, 10/19/36	(b)	2,268	2,274
5.92%, 4/19/46	(b)	1,957	1,959
Federal National Mortgage Association,
Conventional Pools:
5.38%, 12/25/36	(b)	1,579	1,579
7.00%, 9/25/32		379	393
Greenpoint Mortgage Funding Trust
5.50%, 5/25/47		3,175	3,175
5.64%, 3/25/36	(b)	1,563	1,566
GS Mortgage Securities Corp. II
6.25%, 1/25/37	(c)	1,133	1,129
GSR Mortgage Loan Trust
5.51%, 8/25/46	(b)	2,148	2,151
Harborview Mortgage Loan Trust
5.41%, 12/19/36	(b)	834	836
5.45%, 3/19/37	(b)	2,134	2,137
5.47%, 2/19/46	(b)	2,001	2,003
5.50%, 11/19/36	(b)	2,493	2,484
5.51%, 12/19/37	(b)	3,415	3,420
5.52%, 7/21/36 - 3/19/38	(b)	3,473	3,471
5.53%, 11/19/36	(b)	2,379	2,386
5.55%, 7/19/46	(b)	1,599	1,601
5.57%, 10/19/37	(b)	1,798	1,803
5.61%, 7/19/45	(b)	500	501
5.70%, 11/19/35	(b)	870	874
Indymac Index Mortgage Loan Trust
5.44%, 7/25/46	(b)	2,400	2,410
5.53%, 11/25/36	(b)	1,827	1,830
5.57%, 6/25/46	(b)	1,927	1,935
5.60%, 7/25/35	(b)	468	471
Luminent Mortgage Capital, Inc.
5.52%, 10/25/46	(b)	1,640	1,645
5.55%, 5/25/46	(b)	2,081	2,088
5.56%, 4/25/36	(b)	1,286	1,290
5.57%, 5/25/36	(b)	1,138	1,142
Merrill Lynch Mortgage Investors, Inc.
5.44%, 8/25/35	(b)	462	462
Mortgage Equity Conversion Asset Trust
5.46%, 2/25/42	(b)	2,100	2,100

Residential Accredit Loans, Inc.
5.48%, 2/25/37 - 3/25/47	(b)	9,849	9,845
5.51%, 12/25/36	(b)	2,138	2,149
5.55%, 5/25/46	(b)	1,283	1,285
5.58%, 2/25/46	(b)	598	599
5.59%, 2/25/46	(b)	631	632
Structured Asset Mortgage Investments, Inc.
5.51%, 2/25/36	(b)	963	965
5.52%, 10/25/36	(b)	1,765	1,769
5.55%, 7/25/36 - 8/25/36	(b)	4,592	4,608
5.59%, 4/25/36	(b)	2,348	2,359
Wamu Alternative Mortgage Pass Through Certificates
5.52%, 12/25/46	(b)	2,706	2,705
5.92%, 4/25/46	(b)	1,596	1,598
Washington Mutual, Inc.
5.57%, 11/25/45 - 12/25/45	(b)	1,740	1,743
5.58%, 7/25/44 - 10/25/45	(b)	684	686
5.59%, 4/25/45	(b)	898	899
5.61%, 8/25/45	(b)	314	315
5.68%, 7/25/45	(b)	728	731
5.92%, 5/25/46	(b)	1,648	1,648
Zuni Mortgage Loan Trust
5.45%, 8/25/36	(b)	1,462	1,461
			128,497
Sovereign (1.3%)
Mexican Bonos
9.50%, 12/18/14	MXN	11,235	1,134
Republic of Argentina
5.83%, 12/31/33		$1,445	694
Republic of Japan
0.30%, 3/20/08	JPY	470,000	3,976
			5,804
U.S. Treasury Securities (15.1%)
U.S. Treasury Bonds
6.13%, 8/15/29		$10,450	12,157
6.38%, 8/15/27		2,025	2,399
8.13%, 8/15/19 - 8/15/21		8,600	11,285
8.50%, 2/15/20		8,400	11,326
8.75%, 8/15/20		1,600	2,207
U.S. Treasury Notes
3.38%, 2/15/08		4,000	3,948
3.88%, 2/15/13		745	720
4.25%, 11/15/13		1,150	1,129
U.S. Treasury Strips
IO
8.00, 11/15/21		10,650	5,159
8.13, 5/15/21		37,530	18,636
			68,966
Utilities (1.3%)
Arizona Public Service Co.
5.80%, 6/30/14		605	611
CenterPoint Energy Resources Corp.
6.25%, 2/1/37		185	184
Consolidated Natural Gas Co.
6.25%, 11/1/11		265	276
Detroit Edison Co.
6.13%, 10/1/10		270	278
Entergy Gulf States, Inc.
3.60%, 6/1/08		315	309
5.76%, 12/1/09	(b)	260	260
6.09%, 12/8/08	(b)(c)	550	552
Kinder Morgan Finance Co.
5.70%, 1/5/16		695	653

Nisource Finance Corp.
5.93%, 11/23/09	(b)	300	300
Ohio Power Corp.
6.00%, 6/1/16		630	654
Plains All American Pipeline LP
6.70%, 5/15/36		640	657
PSEG Energy Holdings LLC
8.63%, 2/15/08		64	65
Sempra Energy
4.62%, 5/17/07		320	320
Texas Eastern Transmission LP
7.00%, 7/15/32		295	330
TXU Energy Co. LLC
7.00%, 3/15/13		515	536
Wisconsin Electric Power
3.50%, 12/1/07		120	119
			6,104
Total Fixed Income Securities ($404,432)			404,043
		Shares
Preferred Stock (0.2%)
Mortgages — Other (0.2%)
Harborview NIM Corp.	(c)	1,200	767
Home Ownership Funding Corp., 13.33%	(c)	1,550	230
Total Preferred Stocks (Cost $1,059)			997
		No. of
		Contracts
Put Options Purchased (0.1%)
90 Day EuroDollar (0.1%)
6/07 @ $94.25	(d)	898	4
6/07 @ $94.50	(d)	125	1
6/07 @ $94.75	(d)	302	53
9/07 @ $94.75	(d)	923	143
12/07 @ $94.50	(d)	84	3
12/07 @ $94.75	(d)	1,802	293
Total Put Options Purchased (Cost $1,042)			497
		Face
		Amount
		(000)
Short-Term Investments (16.9%)
Repurchase Agreement (16.7%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $76,358	$ (e)	76,324	76,324
U.S. Treasury Security (0.2%)
U.S. Treasury Bill
4.98%, 7/12/07	(f)	725	715
Total Short-Term Investments (Cost $77,039)			77,039
Total Investments + (105.6%) (Cost $483,572)			482,576
Liabilities in Excess of Other Assets (-5.6%)			(25,788)
Net Assets (100%)			$456,788

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2007.
(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Non-income producing security.
(e)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(f)	A portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at March 31, 2007.

@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. The rates shown are those in effect on March 31, 2007.
IO	Interest Only
JPY	Japanese Yen
MXN	Mexican Peso
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $483,572,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $996,000 of which $3,074,000 related to appreciated securities and $4,070,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to				In			Appreciation
Deliver		Value	Settlement	Exchange		Value	(Depreciation)
(000)		(000)	Date	For (000)		(000)	(000)
EUR	3,049	$4,080	5/14/07	USD	3,976	$3,976	$(104)

EUR	— Euro
USD	— United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

					Net
		Number			Appreciation
		of	Value	Expiration	(Depreciation)
		Contracts	(000)	Date	(000)
Long:
	2 Year U.S.
	Treasury Note	518	$106,133	Jun-07	$(204)

	5 Year U.S.
	Treasury Note	765	80,935	Jun-07	(50)

	10 Year U.S.
	Treasury Note	1,287	139,157	Jun-07	198

Short:
	U.S. Treasury
	Short Bond	375	41,719	Jun-07	54
					$(2)

						Net Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counterparty	Date	(000)	Type	Pay	Receive	(000)
Bank of America	3/20/2012	1,300	CDS	fixed rate of 1.17%	upon the occurance of a negative credit event(6)	(10)
Citigroup	5/15/2021	1,950	ZCS	at maturity	compounded 3 month LIBOR less 3.00 bps	72
	5/15/2021	3,900	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	7
	5/15/2021	1,950	ZCS	at maturity	compounded 3 month LIBOR less 4.50 bps	13
	5/15/2021	5,750	ZCS	at maturity	compounded 3 month LIBOR less 4.50 bps	266
	5/15/2021	1,180	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(24)
	5/15/2021	1,400	ZCS	at maturity	compounded 3 month LIBOR less 7.50 bps	(23)
	5/15/2021	1,400	ZCS	at maturity	compounded 3 month LIBOR less 7.50 bps	(21)
	5/15/2021	4,000	ZCS	at maturity	compounded 3 month LIBOR less 7.50 bps	(77)
	5/15/2021	1,070	ZCS	at maturity	compounded 3 month LIBOR less 7.50 bps	(21)
	5/15/2021	1,130	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(20)
	5/15/2021	6,000	ZCS	at maturity	compounded 3 month LIBOR less 8.00 bps	(97)
	11/15/2021	6,750	ZCS	at maturity	compounded 3 month LIBOR less 3.70 bps	(30)
	11/15/2021	1,950	ZCS	at maturity	compounded 3 month LIBOR less 4.25 bps	(3)
	11/15/2021	1,950	ZCS	at maturity	compounded 3 month LIBOR less 4.50 bps	(3)
Credit Suisse First Boston	5/15/2021	1,950	ZCS	at maturity	compounded 3 month LIBOR	39
	5/15/2021	5,850	ZCS	at maturity	compounded 3 month LIBOR	(47)
Goldman Sachs	6/20/2011	7,400	CDS	fixed rate of 0.75%	upon the occurance of a negative credit event(8)	7
	12/20/2011	8,000	CDS	fixed rate of 0.75%	upon the occurance of a negative credit event(9)	30
	12/20/2011	2,000	CDS	fixed rate of 0.12%	upon the occurance of a negative credit event(7)	@—
	3/20/2012	2,100	CDS	fixed rate of 0.10%	upon the occurance of a negative credit event(5)	2
Lehman Brothers	12/20/2011	1,000	CDS	fixed rate of 0.20%	upon the occurance of a negative credit event(3)	13
	12/20/2011	1,900	CDS	fixed rate of 0.22%	upon the occurance of a negative credit event(10)	6
	12/20/2011	2,000	CDS	fixed rate of 0.15%	upon the occurance of a negative credit event(2)	22
	3/20/2012	1,100	CDS	upon the occurance of a negative credit event(1)	fixed rate of 0.60%	1
	3/20/2012	1,100	CDS	fixed rate of 0.22%	upon the occurance of a negative credit event(4)	1
	3/20/2012	1,100	CDS	upon the occurance of a negative credit event(1)	fixed rate of 0.60%	(4)
	3/20/2017	1,100	CDS	upon the occurance of a negative credit event(11)	fixed rate of 2.20%	(1)
						98

(1)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Countrywide Home Loans, Inc., 4.00% Bond Maturing 3/22/11.
(2)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer Motorola, Inc., 6.50% Bond Maturing 9/1/25.
(3)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer Union Pacific Corp., 6.125% Bond Maturing 1/15/12.
(4)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer Dell, Inc., 6.55% Bond Maturing 4/15/08.
(5)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer The Chubb Corp., 6.00% Bond Maturing 11/15/11.
(6)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer The Gap, Inc., 8.80% Bond Maturing 12/15/08.
(7)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer The Hartford Financial Services Group, Inc., 4.75% Bond Maturing 3/1/14.
(8)	Receipt of $1,000,000 in the event of a failure to pay by the Dow Jones CDX North America Investment Grade High Volatillity Index, Series 6.
(9)	Receipt of $1,000,000 in the event of a failure to pay by the Dow Jones CDX North America Investment Grade High Volatillity Index, Series 7.
(10)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer Southwest Airlines co., 6.50% Bond Maturing 3/1/12.
(11)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer Residential Capital, LLC, 6.50% Bond Maturing 4/17/13.

bps	— basis points
CDS	— Credit Default Swap
ZCS	— Zero Coupon Interest Rate Swap
@	— Value is less than $500.

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (95.2%)
Argentina (3.9%)
Sovereign (3.9%)
Republic of Argentina
5.83%, 12/31/33		$10,800	$5,184
8.28%, 12/31/33	(b)	308	356
Republic of Argentina (Linked Variable Rate)
233.70%, 4/10/49	(a)	2,900	1,378
			6,918
Brazil (15.0%)
Corporate (1.9%)
Banco ABN Amro Real S.A.
15.86%, 12/13/07	BRL	3,350	1,668
16.20%, 2/22/10		2,980	1,610
			3,278
Sovereign (13.1%)
Citigroup, Inc.
6.00%, 5/18/09		$1,800	2,033
Federative Republic of Brazil
8.00%, 1/15/18		1,310	1,483
8.88%, 10/14/19 - 4/15/24		5,965	7,571
10.50%, 7/14/14		1,270	1,635
11.00%, 8/17/40	(c)	960	1,296
14.50%, 10/15/09	(c)	4,020	4,925
J.P. Morgan & Chase, Co.
Zero Coupon, 1/1/12		7,720	3,613
			22,556
			25,834
Bulgaria (1.0%)
Sovereign (1.0%)
Republic of Bulgaria
8.25%, 1/15/15	(d)	300	356
8.25%, 1/15/15		741	880
Republic of Bulgaria (Registered)
8.25%, 1/15/15		480	570
			1,806
Chile (1.2%)
Corporate (1.2%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(d)	1,930	2,051
Colombia (3.1%)
Sovereign (3.1%)
Republic of Colombia
7.38%, 9/18/37		1,440	1,571
8.13%, 5/21/24	(c)	820	959
8.25%, 12/22/14		470	536
9.75%, 4/9/11		689	750
11.75%, 2/25/20	(c)	1,010	1,490
			5,306
Ecuador (1.0%)
Sovereign (1.0%)
Republic of Ecuador (Registered)
9.38%, 12/15/15		390	374
10.00%, 8/15/30	(c)(e)	1,580	1,410

			1,784
Indonesia (4.0%)
Corporate (4.0%)
Pindo Deli Finance Mauritius
Tranche A, 6.00%, 4/28/15	(d)(f)	681	549
Tranche B, 6.00%, 4/28/18	(d)(f)	3,280	1,722
Tranche C, Zero Coupon, 4/28/27	(d)(f)	2,691	390
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 6.00%, 4/28/15		1,363	1,138
Tranche A, 6.00%, 4/28/15	(d)(f)	1,332	1,112
Tranche B, 6.00%, 4/28/18	(d)(f)	2,867	1,505
Tranche C, Zero Coupon, 4/28/27	(d)(f)	2,923	453
			6,869
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast
2.50%, 3/31/18		1,530	413
Mexico (17.7%)
Corporate (6.4%)
Pemex Project Funding Master Trust
6.63%, 6/15/35		3,500	3,609
6.66%, 6/15/10	(d)(f)	2,550	2,621
8.63%, 12/1/23		1,350	1,684
9.13%, 10/13/10		2,700	3,030
			10,944
Sovereign (11.3%)
Mexican Bonos
8.00%, 12/17/15	MXN	41,100	3,823
9.50%, 12/18/14		76,500	7,719
United Mexican States
6.75%, 9/27/34		$1,891	2,067
7.50%, 1/14/12		1,210	1,328
8.38%, 1/14/11		4,090	4,538
			19,475
			30,419
Panama (2.2%)
Sovereign (2.2%)
Republic Of Panama
7.13%, 1/29/26		1,050	1,139
7.25%, 3/15/15		520	566
9.38%, 4/1/29		1,000	1,337
9.63%, 2/8/11		645	738
			3,780
Peru (2.8%)
Sovereign (2.8%)
Republic of Peru
8.38%, 5/3/16	(c)	890	1,061
8.75%, 11/21/33	(c)	2,250	2,970
9.88%, 2/6/15	(c)	555	709
			4,740
Philippines (11.8%)
Sovereign (11.8%)
Republic of Philippines
8.88%, 3/17/15	(c)	6,370	7,493
9.00%, 2/15/13	(c)	1,680	1,942
9.50%, 2/2/30	(c)	6,657	8,854
10.63%, 3/16/25		1,460	2,077
			20,366
Qatar (0.6%)
Sovereign (0.6%)
State of Qatar (Registered)
9.75%, 6/15/30		660	985
Russia (13.9%)

Corporate (4.6%)
Gaz Capital for Gazprom
8.63%, 4/28/34	(c)	2,640	3,408
Gaz Capital S.A.
6.21%, 11/22/16	(c)(d)	2,309	2,316
RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.18%, 5/16/13	(d)	1,910	2,022
7.18%, 5/16/13	(c)	190	200
			7,946
Sovereign (9.3%)
Russian Federation
7.50%, 3/31/30	(d)(e)	1,628	1,852
Russian Federation (Registered)
5.00%, 3/31/30	(e)	1,281	1,457
11.00%, 7/24/18		3,771	5,454
12.75%, 6/24/28		3,990	7,264
			16,027
			23,973
Trinidad (0.7%)
Corporate (0.7%)
National Gas of Trinidad & Tobago Ltd.
6.05%, 1/15/36	(d)	1,219	1,185
Tunisia (0.4%)
Sovereign (0.4%)
Banque Centrale de Tunisie
7.38%, 4/25/12		660	719
Turkey (8.7%)
Sovereign (8.7%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 8/14/08		3,760	4,236
J.P. Morgan Chase & Co.
Zero Coupon, 8/14/08		4,440	3,576
Republic of Turkey
7.00%, 9/26/16		2,050	2,096
11.00%, 1/14/13		1,350	1,658
11.88%, 1/15/30	(c)	2,260	3,486
			15,052
Ukraine (1.0%)
Sovereign (1.0%)
Republic of Ukraine
6.58%, 11/21/16	(c)	1,700	1,727
Venezuela (6.0%)
Sovereign (6.0%)
Republic of Venezuela
5.75%, 2/26/16		990	934
8.50%, 10/8/14		1,300	1,451
9.25%, 9/15/27	(c)	1,820	2,293
10.75%, 9/19/13		4,610	5,640
			10,318
Total Fixed Income Securities (Cost $154,139)			164,245
		No. of
		Warrants
Warrants (1.2%)
Argentina (0.8%)
Republic of Argentina,
expiring 12/15/35	(a)(g)	30,326,409	1,184
expiring 12/15/35	(b)(g)	802,925	111
			1,295
United Mexican States, expiring 9/24/07		2,626	189
Nigeria (0.2%)
Central Bank of Nigeria, expiring 11/15/20		1,250	319
Venezuela (0.1%)
Republic of Venezuela Oil-linked Payment Obligation, expiring 4/15/20		3,750	137

Total Warrants (Cost $726)			1,940
		No. of
		Contracts
Put Options Purchased (0.2%)
Brazil (0.1%)
Brazilian Real Put @ $2.25, expiring 1/31/08	(g)	8,567	179
Turkey (0.1%)
Turkish Lira Put @ $1.5095, expiring 7/24/07	(g)	7,480	106
Total Put Options Purchased (Cost $601)	.		285
		Face
		Amount
		(000)
Short-Term Investments (19.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (17.9%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (f)	687	687
Alliance & Leicester plc, 5.33%, 4/10/07	(f)	490	490
Anglo Irish Bank Corp. plc, 5.35%, 7/9/07		239	239
Bancaja, 5.36%, 4/19/07	(f)	245	245
Bank of America Corp., 5.32%, 4/2/07	(f)	785	785
Bank of New York Co., Inc., 5.32%, 4/10/07	(f)	245	245
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(f)	490	490
BNP Paribas plc, 5.33%, 5/21/07	(f)	490	490
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(f)	981	981
CIC, New York,
5.30%, 4/3/07	(f)	343	343
5.34%, 4/2/07	(f)	490	490
CIT Group Holdings, 5.37%, 7/18/07	(f)	883	883
Credit Suisse First Boston, New York,
5.29%, 5/15/07		294	294
5.32%, 4/2/07	(f)	490	490
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07		1,961	1,961
5.46%, 4/2/07		4,707	4,707
Dexia Bank, New York, 5.32%, 4/2/07	(f)	490	490
First Tennessee Bank, 5.33%, 4/17/07	(f)	245	245
Gemini Securitization Corp., 5.41%, 4/2/07		705	705
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(f)	245	245
5.55%, 4/2/07	(f)	461	461
HSBC Finance Corp., 5.33%, 4/10/07	(f)	245	245
Mane Funding Corp., 5.29%, 4/10/07		351	351
Manufacturers & Traders, 5.30%, 4/16/07	(f)	294	294
Marshall & Ilsley Bank, 5.37%, 12/17/07		492	492
Merrill Lynch & Co., 5.33%, 4/26/07	(f)	258	258
Metropolitan Life Global Funding,
5.31%, 4/23/07	(f)	736	736
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(f)	490	490
5.34%, 4/2/07	(f)	490	490
National Australia Bank Ltd., 5.31%, 4/10/07	(f)	373	373
National City Bank Cleveland, 5.32%, 4/2/07	(f)	245	245
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(f)	981	981
Nationwide Building Society, 5.43%, 6/28/07	(f)	569	569
Nordea Bank, New York, 5.31%, 4/2/07	(f)	736	736
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07		291	291
Rheingold Securitization, 5.32%, 5/15/07		436	436
Sedna Finance, Inc., 5.32%, 5/15/07		126	126
Skandi, New York, 5.32%, 4/10/07	(f)	490	490
Toronto Dominion, New York, 5.32%, 5/29/07	(f)	490	490
Tulip Funding Corp., 5.36%, 4/30/07		976	976

UBS Securities LLC, 5.40%, 4/2/07		4,819	4,819
Unicredito Delaware, Inc., 5.32%, 4/16/07	(f)	539	539
Unicredito Italiano Bank (Ireland) plc, 5.34%, 4/10/07	(f)	343	343
			30,736
Repurchase Agreement (1.7%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $2,985	(h)	2,984	2,984
Total Short-Term Investments (Cost $33,720)			33,720
Total Investments + (116.2%) (Cost $189,186) —
including $30,051 of Securities Loaned			200,190
Liabilities in Excess of Other Assets (-16.2%)			(27,923)
Net Assets (100%)			$172,267

(a)	Issuer is in default.
(b)	Securities were valued at fair value. At March 31, 2007, the Portfolio held fair valued securities, valued at $467,000, representing 0.3% of net assets.
(c)

All or a portion of security on loan at March 31, 2007. At March 31, 2007 the Portfolio had loaned securities with a total value of $30,051,000. This was secured by collateral of $30,736,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

(d)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Step Bond — Coupon Rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
(f)	Variable/Float Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2007.
(g)	Non-income producing security.
(h)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

BRL	Brazilian Real
MXN	Mexican Peso
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $189,186,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $11,004,000 of which $14,220,000 related to appreciated securities and $3,216,000 related to depreciated securities.

	No. of	Value
	Contracts	(000)
Options Written:
Put Options Written
Brazil
Brazilian Real Put @ $ 2.45
expiring 1/31/08	20,352	$181
Turkey
Turkish Lira Put @ $ 1.661
expiring 7/24/07	19,251	19
Total Options Written (Premiums Received $601)		$200

	Total	Total
	Number of	Premiums
	Contracts	Received

Options Outstanding — January 1, 2007	—	—
Options Written	39,603	$601
Options Terminated in Closing Purchase
Transactions	—	—
Options Expired	—	—
Options Exercised	—	—
Options Outstanding — March 31, 2007	39,603	$601

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
Common Stocks (98.7%)
(Unless Otherwise Noted)
Argentina (0.5%)
Banco Macro S.A. ADR		143,300	4,864
Tenaris S.A. ADR		9,400	431
			5,295
Austria (1.3%)
Erste Bank der Oesterreichischen Sparkassen AG		69,112	5,382
Raiffeisen International Bank Holding AG		63,136	8,888
			14,270
Brazil (11.5%)
All America Latina Logistica S.A.		493,100	5,979
Banco Itau Holding Financeira S.A. (Preference)		205,963	7,188
Banco Itau Holding Financeira S.A. ADR		171,848	5,984
Cia Energetica de Minas Gerais S.A. ADR		196,715	9,570
Cia Vale do Rio Doce ADR		909,389	28,446
CVRD, Class A (Preference)		9,306	291
Cyrela Brazil Realty S.A.		49,400	458
Gafisa S.A. ADR	(a)	94,400	2,407
Gerdau S.A. ADR		245,983	4,460
Gerdau S.A. (Preference)		128,900	2,362
Investimentos Itau S.A. (Preference)		985,236	5,499
Lojas Americanas (Preference)		56,395,567	3,558
Natura Cosmeticos S.A.		242,700	2,733
NET Servicos de Comunicacao S.A. (Preference)	(a)	284,920	3,856
Petrobras S.A. ADR		231,990	20,728
Petrobras S.A. (Preference)		171,252	3,835
Tam S.A. ADR		276,160	7,335
Unibanco - Uniao de Bancos Brasileiros S.A.		129,948	1,147
Unibanco - Uniao de Bancos Brasileiros S.A. GDR		136,233	11,915
			127,751
China/Hong Kong (13.2%)
Air China Ltd., Class H		9,382,000	6,496
Bank of China Ltd., Class H	(a)	8,741,000	4,352
China Coal Energy Co.	(a)	11,080,000	11,841
China Communications Construction Co., Ltd., Class H	(a)	5,636,000	6,795
China Construction Bank, Class H	(e)	33,460,000	19,142
China Life Insurance Co., Ltd.		1,736,000	4,988
China Mobile Ltd.		1,109,000	10,084
China Netcom Group Corp. Hong Kong Ltd.		2,894,000	7,556
China Power International Development Ltd.		8,623,000	4,183
China Resources Power Holdings Co.		3,493,000	5,356
China Shipping Development Co., Ltd., Class H		4,118,000	6,282
COSCO Pacific Ltd.		1,872,000	4,638
Dongfeng Motor Group Co., Ltd.	(a)	8,993,000	4,903
Global Bio-Chem Technology Group Co., Ltd.		2,388,000	611
GOME Electrical Appliances Holdings Ltd.		5,488,000	6,104
Harbin Power Equipment, Class H		3,322,000	3,741
Industrial & Commercial Bank of China Ltd., Class H	(a)	16,571,000	9,289
Maanshan Iron & Steel, Class H		9,447,000	6,202
Moulin Global Eyecare Holdings Ltd.	(a)(c)(f)	778,000	@—
PetroChina Co., Ltd., Class H		7,138,000	8,469
PICC Property & Casualty Co., Ltd.	(a)	9,990,000	5,728
Ping An Insurance Group Co. of China Ltd., Class H		1,092,000	5,353
Shenzhen Investment Ltd.		8,010,000	4,090
			146,203
Colombia (0.4%)
BanColombia S.A. ADR		171,870	4,759
Czech Republic (2.0%)
Central European Media Enterprises Ltd.	(a)	140,900	12,470

CEZ A.S.		118,544	5,320
Zentiva BV		64,722	4,455
			22,245
Egypt (0.8%)
Orascom Telecom Holding SAE		19,660	1,364
Orascom Telecom Holding SAE GDR		114,009	7,907
			9,271
Hungary (0.8%)
OTP Bank Nyrt		194,898	8,930
India (7.1%)
Aban Offshore Ltd.		50,000	2,330
ABB Ltd. India		59,700	4,876
Bharat Heavy Electricals Ltd.		106,557	5,544
Bharti Airtel Ltd.	(a)(c)	508,800	9,005
Cipla Ltd.		482,450	2,628
Container Corp. of India Ltd.		69,995	3,137
Deccan Chronicle Holdings Ltd.		599,000	2,174
Gammon India Ltd.		40,505	280
Glenmark Pharmaceuticals Ltd.		241,800	3,400
Gujarat Ambuja Cements Ltd.		1,014,400	2,490
HCL Technologies Ltd.		554,800	3,720
HDFC Bank Ltd.		172,000	3,776
ICICI Bank Ltd.	(c)	135,000	2,673
ICICI Bank Ltd. ADR		96,000	3,528
Infosys Technologies Ltd.		214,784	9,975
Infosys Technologies Ltd. ADR		61,000	3,065
ITC Ltd.		518,500	1,803
ITC Ltd. GDR (Registered)		208,500	715
Mahindra & Mahindra Ltd.		127,100	2,282
Maruti Udyog Ltd.		171,500	3,236
Morgan Stanley Growth Fund	(d)	3,926,900	3,858
UTI Bank Ltd.		364,500	4,113
			78,608
Indonesia (3.1%)
Astra International Tbk PT		3,219,400	4,657
Bank Central Asia Tbk PT		6,501,500	3,634
Bank Mandiri Persero Tbk PT		5,998,500	1,644
Bank Rakyat Indonesia Tbk PT		6,701,500	3,709
Indocement Tunggal Prakarsa Tbk PT		20,000	11
Indofood Sukses Makmur Tbk PT		9,742,000	1,623
International Nickel Indonesia Tbk PT		393,500	2,344
Telekomunikasi Indonesia Tbk PT		12,390,000	13,374
United Tractors Tbk PT		3,907,000	3,168
			34,164
Malaysia (0.6%)
Kuala Lumpur Kepong Bhd		747,000	2,593
Public Bank Bhd.(Foreign)		803,100	2,090
YTL Corp. Bhd		728,000	1,442
			6,125
Mexico (10.1%)
America Movil S.A. de C.V., Class L ADR		789,015	37,707
Cemex SAB de C.V. ADR	(a)	191,200	6,262
Corp. GEO S.A. de C.V., Series B	(a)	1,013,233	5,875
Grupo Financiero Banorte S.A. de C.V., Class O		2,023,300	9,587
Grupo Televisa S.A. ADR		867,903	25,863
Urbi Desarrollos Urbanos S.A. de C.V.	(a)	831,700	3,440
Wal-Mart de Mexico S.A. de C.V., ADR		71,432	3,057
Wal-Mart de Mexico S.A. de C.V., Series V		4,712,841	20,122
			111,913
Morocco (1.2%)
Banque Marocaine du Commerce Exterieur		34,020	8,828
Douja Promotion Groupe Addoha S.A.	(a)	14,000	4,870
			13,698
Pakistan (0.3%)
Oil & Gas Development Co., Ltd.		1,724,440	3,372
Peru (0.4%)
Credicorp Ltd.		87,871	4,282
Philippines (0.4%)

Ayala Corp.		208,700	2,422
Philippines Long Distance Telephone Co.		45,800	2,397
			4,819
Poland (4.9%)
Bank Handlowy W Warszawie S.A.		207,744	6,940
Bank Millennium S.A.		2,452,440	9,480
Bank Pekao S.A.		154,676	13,759
Bank Zachodni WBK S.A.		23,562	2,199
Budimex S.A.	(a)	49,254	1,727
Multimedia Polska S.A.	(a)	829,176	3,753
PBG S.A.	(a)	14,748	1,859
Polimex Mostostal S.A.		8,880	663
Powszechna Kasa Oszczednosci Bank Polski S.A.		222,754	3,711
TVN S.A.	(a)	1,192,789	10,845
			54,936
Russia (13.0%)
CTC Media, Inc.	(a)	411,965	10,579
Efes Breweries International N.V. GDR	(a)	82,949	2,211
Evraz Group S.A. GDR		179,905	5,703
LUKOIL ADR		126,646	10,955
Mechel ADR		104,260	3,467
MMC Norilsk Nickel ADR		52,994	10,069
Novatek OAO GDR		213,158	12,320
OAO Gazprom ADR		61,174	2,562
OAO Gazprom ADR (Registered)		445,250	18,634
Sberbank RF		1,650	5,874
Sberbank RF GDR	(a)	38,282	15,636
TMK OAO GDR	(a)	79,302	2,661
TMK OAO GDR (Registered)	(a)(b)	212,565	7,142
Unified Energy System GDR		167,607	22,836
Wimm-Bill-Dann Foods OJSC ADR		175,134	13,986
			144,635
South Africa (6.3%)
Aveng Ltd.		609,820	3,867
Barloworld Ltd.		208,504	5,202
Group Five Ltd./South Africa		663,360	5,176
Massmart Holdings Ltd.		648,500	7,540
Mittal Steel South Africa Ltd.		331,100	5,385
Mr Price Group Ltd.		1,482,800	6,091
MTN Group Ltd.		1,608,600	21,841
Murray & Roberts Holdings Ltd.		711,320	5,487
Naspers Ltd., Class N		384,060	9,291
			69,880
South Korea (10.4%)
AmorePacific Corp.		7,313	4,026
Cheil Communications, Inc.		13,412	3,350
Cheil Industries, Inc.		104,960	4,212
Doosan Infracore Co., Ltd.		154,290	3,936
GS Engineering & Construction Corp.		79,310	7,098
Honam Petrochemical Corp.		19,245	1,667
Hyundai Engineering & Construction Co., Ltd.	(a)	65,290	3,518
Hyundai Heavy Industries Co., Ltd.		5,887	1,176
Hyundai Mipo Dockyard		31,747	5,855
Kookmin Bank		171,780	15,411
LG Corp.		134,130	4,541
LG Petrochemical Co., Ltd.		77,079	2,274
NHN Corp.	(a)	51,980	7,625
Orion Corp.		16,542	4,097
Samsung Electronics Co., Ltd.		17,045	10,200
Samsung Electronics Co., Ltd. (Preference)		9,529	4,482
Samsung Fire & Marine Insurance Co., Ltd.	(a)	36,140	6,050
Shinhan Financial Group Co., Ltd.		211,990	12,168
Shinsegae Co., Ltd.		9,555	5,484
SSCP Co. Ltd.	(a)	50,814	1,456
Woongjin Coway Co., Ltd.		233,290	6,546
			115,172
Taiwan (6.9%)
Cathay Financial Holding Co., Ltd.		2,216,372	4,601

Chang Hwa Commercial Bank	(a)	3,095,000	1,866
Delta Electronics, Inc.		3,410,219	11,027
Eternal Chemical Co. Ltd.		2,190,000	3,693
Evergreen Marine Corp. Taiwan Ltd.		4,351,000	2,774
Everlight Electronics Co., Ltd.		1,324,980	5,165
Far Eastern Textile Co., Ltd.		3,117,640	2,685
Formosa Chemicals & Fibre Corp.		1,481,000	2,842
Foxconn Technology Co., Ltd.		232,000	2,632
High Tech Computer Corp.		230,400	3,551
HON HAI Precision Industry Co., Ltd.		1,240,840	8,324
MediaTek, Inc.		758,500	8,710
Shin Kong Financial Holdings Co., Ltd.		343,130	304
Siliconware Precision Industries Co.		1,874,000	3,511
Transcend Information, Inc.		1,080,288	4,081
Tripod Technology Corp.		808,080	3,321
TXC Corp.		843,000	1,572
Wistron Corp.		1,009,668	1,532
Yang Ming Marine Transport Corp.		5,993,000	4,129
			76,320
Thailand (0.3%)
Bangkok Bank PCL (Foreign)		659,200	2,128
Kasikornbank PCL (Foreign)		828,900	1,586
			3,714
Turkey (3.2%)
Aksigorta A.S.		439,000	2,160
BIM Birlesik Magazalar A.S.		107,349	6,324
Coca-Cola Icecek A.S.	(a)	659,327	5,305
Turkiye Garanti Bankasi A.S.		2,199,956	9,878
Turkiye Is Bankasi A.S., Class C		1,056,019	5,083
Yapi Ve Kredi Bankasi A.S.	(a)	3,146,422	6,690
			35,440
Total Common Stocks (Cost $808,252)			1,095,802
Preferred Stocks (0.3%)
South Africa (0.3%)
Allied Electronics Corp., Ltd. (Cost $3,406)	(a)	581,692	3,520
		Face
		Amount
		(000)
Short-Term Investment (1.1%)
Repurchase Agreement (1.1%)
J.P. Morgan Securities, Inc. 5.28%,
dated 3/30/07, due 4/2/07
repurchase price $12,119 (Cost $12,114)	$ (e)	12,114	12,114
Total Investments + (100.1%) (Cost $823,772)			1,111,436
Liabillities in Excess of Other Assets (-0.1%)			(854)
Net Assets (100%)			$1,110,582

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security was valued at fair value - At March 31,2007, the portfolio held $11,678,000 of fair valued securities, representing 1.1% of net assets.
(d)

The Morgan Stanley Growth Fund, acquired at a cost of $707,722, is advised by an affiliate of the Adviser. During the period ended March 31, 2007, there were no purchases or sales of this security. The Portfolio did not derive any income from this security during the period ended March 31, 2007.

(e)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(f)	Security has been deemed illiquid at March 31, 2007.
@	Value is less than $500.
ADR	American Depositary Receipt

GDR	Global Depository Receipt
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $823,772,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $287,664,000 of which $296,265,000 related to appreciated securities and $8,601,000 related t o depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	441	$ 214	4/4/07	USD	216	$216	$2
EUR	602	803	4/2/07	USD	802	802	(1)
MAD	226	27	4/3/07	USD	27	27	@—
MAD	5,173	619	4/5/07	USD	618	618	(1)
PLN	1,065	367	4/2/07	USD	365	365	(2)
PLN	258	89	4/3/07	USD	89	89	@—
USD	100	100	4/2/07	BRL	203	99	(1)
USD	250	250	4/2/07	HKD	1,956	250	@—
USD	9	9	4/3/07	INR	400	9	@—
USD	243	243	4/4/07	MAD	2,031	243	@—
USD	48	48	4/2/07	MXN	529	48	@—
USD	393	393	4/3/07	MXN	4,324	392	(1)
USD	1,665	1,664	4/4/07	MXN	18,379	1,665	1
USD	356	356	4/4/07	PLN	1,029	356	@—
USD	119	119	4/2/07	TRY	166	119	@—
USD	4	4	4/3/07	TRY	6	4	@—
USD	67	67	4/3/07	ZAR	487	67	@—
ZAR	811	112	4/2/07	USD	112	112	@—
ZAR	165,368	22,689	5/16/07	USD	22,553	22,553	(136)
		$ 28,173				$28,034	$(139)

BRL	— Brazilian Real
EUR	— Euro
HKD	— Hong Kong Dollar
INR	— Indian Rupee
MAD	— Moroccan Dirham
MXN	— Mexican Peso
PLN	— New Polish Zloty
TRY	— New Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

The Universal Institutional Funds, Inc.

Equity Growth Portfolio

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
Common Stocks (98.3%)
Advertising Agencies (1.5%)
Monster Worldwide, Inc.	(a)	46,502	$2,203
Air Transport (1.6%)
Expeditors International Washington, Inc.		56,161	2,321
Beverages: Soft Drinks (1.4%)
Coca-Cola Co. (The)		42,939	2,061
Biotechnology Research & Production (1.3%)
Genentech, Inc.	(a)	23,068	1,894
Building: Cement (1.4%)
Cemex S.A. de C.V. ADR	(a)	61,028	1,999
Casinos & Gambling (2.9%)
Wynn Resorts Ltd.		44,737	4,244
Communications & Media (1.5%)
McGraw-Hill Cos., Inc. (The)		35,991	2,263
Communications Technology (4.2%)
America Movil S.A. de C.V., Class L ADR		93,905	4,488
Crown Castle International Corp.	(a)	54,246	1,743
			6,231
Computer Services Software & Systems (8.8%)
Google, Inc., Class A	(a)	17,920	8,210
Yahoo!, Inc.	(a)	150,441	4,708
			12,918
Computer Technology (2.2%)
Apple, Inc.	(a)	34,554	3,210
Seagate Technology, Inc.	(a)(b)(c)	27,600	@—
			3,210
Energy — Miscellaneous (3.8%)
Ultra Petroleum Corp.	(a)	104,801	5,568
Financial Data Processing Services & Systems (1.0%)
Western Union Co. (The)		65,376	1,435
Financial — Miscellaneous (9.9%)
American Express Co.		81,443	4,593
Berkshire Hathaway, Inc., Class B	(a)	1,196	4,354
Chicago Mercantile Exchange Holdings, Inc., Class A		3,751	1,997
Moody’s Corp.		58,889	3,655
			14,599
Foods (1.6%)
Nestle S.A. ADR (Registered)	(a)	23,839	2,310
Health Care Services (2.9%)
Dade Behring Holdings, Inc.		46,642	2,045
UnitedHealth Group, Inc.		40,952	2,169
			4,214
Hotel/Motel (3.2%)
Marriott International, Inc., Class A		95,326	4,667
Investment Management Companies (0.1%)
Fortress Investment Group LLC		5,838	167
Materials & Processing — Miscellaneous (5.4%)
Monsanto Co.		143,007	7,860
Radio & TV Broadcasters (3.5%)
Grupo Televisa S.A. ADR		170,618	5,084
Real Estate Investment Trusts (5.6%)
Brookfield Asset Management, Inc., Class A		157,617	8,237
Retail (23.1%)
Abercrombie & Fitch Co., Class A		38,444	2,910
Amazon.Com, Inc.	(a)	111,242	4,426
Autozone, Inc.	(a)	16,900	2,166
Costco Wholesale Corp.		79,951	4,305
eBay, Inc.	(a)	234,632	7,778

Home Depot, Inc.		55,010	2,021
McDonald’s Corp.		66,267	2,985
Sears Holdings Corp.	(a)	40,816	7,353
			33,944
Services: Commercial (3.7%)
Corporate Executive Board Co.		44,321	3,367
Iron Mountain, Inc.	(a)	76,553	2,000
			5,367
Shipping (2.0%)
C.H. Robinson Worldwide, Inc.		62,114	2,966
Shoes (1.6%)
Nike Inc.		21,511	2,286
Steel (2.0%)
Nucor Corp.		45,607	2,970
Utilities: Telecommunications (0.9%)
China Mobile (Hong Kong) Ltd. ADR		29,741	1,334
Wholesalers (1.2%)
Li & Fung Ltd.		576,000	1,810
Total Common Stocks (Cost $115,888)			144,162
		Face
		Amount
		(000)
Short-Term Investment (2.0%)
Repurchase Agreement (2.0%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $3,003
(Cost $3,002)	$ (d)	3,002	3,002
Total Investments + (100.3%) (Cost $118,890)			147,164
Liabilities in Excess of Other Assets (-0.3%)			(489)
Net Assets (100%)			$146,675

(a)	Non-income producing security.
(b)	Security was valued at Fair Value — March 31, 2007, the Portfolio held fair valued securities valued at less h t an $500, representing less than 0.05% of net assets.
(c)	Security has been deemed illiquid at March 31, 2007.
(d)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Value is less than $500.
ADR	American Depository Receipt
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $118,890,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $28,274,000 of which $29,758,000 related to appreciated securities and $1,484,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Equity & Income Portfolio

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (27.6%)
Agency Fixed Rate Mortgages (0.2%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
6.50%, 2/1/26		$13	$13
7.50%, 1/2/31		36	38
7.50%, 4/1/32		23	24
8.00%, 6/1/31		11	11
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/32		173	178
7.00%, 8/1/32 - 4/1/36		534	555
7.50%, 10/1/30 - 1/1/31		32	33
8.00%, 2/1/30 - 5/1/31		42	44
8.50%, 12/1/30 - 5/1/32		39	41
9.50%, 4/1/30		33	37
April TBA
7.00%, 4/25/37	(a)	125	129
May TBA
7.00%, 5/25/37	(a)	325	335
Government National Mortgage Association,
Various Pools:
10.50%, 1/15/18		10	11
			1,449
Asset Backed Corporate (1.7%)
Banc of America Securities Auto Trust
3.99%, 8/18/09		286	284
Capital Auto Receivables Asset Trust
3.35%, 2/15/08		22	22
4.05%, 7/15/09		272	271
4.98%, 5/15/11		725	725
5.03%, 10/15/09		750	749
5.31%, 10/20/09	(b)	775	776
Capital One Auto Finance Trust
5.07%, 7/15/11		400	400
Caterpillar Financial Asset Trust
3.90%, 2/25/09		134	133
5.57%, 5/25/10		550	554
CIT Equipment Collateral
3.50%, 9/20/08		28	28
5.07%, 2/20/10		400	400
CNH Equipment Trust
4.02%, 4/15/09		99	98
4.27%, 1/15/10		462	459
5.20%, 6/15/10		325	326
Daimler Chrysler Auto Trust
4.04%, 9/8/09		152	152
Ford Credit Auto Owner Trust
4.17%, 1/15/09		87	87
5.05%, 3/15/10		275	275
5.26%, 10/15/10		625	627
GE Equipment Small Ticket LLC
4.88%, 10/22/09	(b)	425	424

Harley-Davidson Motorcycle Trust
3.76%, 12/17/12		325	318
4.07%, 2/15/12		200	197
4.41%, 6/15/12		300	298
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(b)	250	249
Honda Auto Receivables Owner Trust
3.87%, 4/20/09		192	190
3.93%, 1/15/09		90	89
4.85%, 10/19/09		350	349
Hyundai Auto Receivables Trust
3.98%, 11/16/09		200	199
Merrill Auto Trust Securitization
4.10%, 8/25/09		277	275
National City Auto Receivables Trust
2.88%, 5/15/11		196	193
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09		215	214
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		25	25
USAA Auto Owner Trust
3.16%, 2/17/09		66	66
3.58%, 2/15/11		250	248
3.90%, 7/15/09		105	104
Volkswagen Auto Lease Trust
3.82%, 5/20/08		63	63
Wachovia Auto Owner Trust
2.91%, 4/20/09		33	32
4.06%, 9/21/09		111	111
4.79%, 4/20/10		350	349
World Omni Auto Receivables Trust
3.29%, 11/12/08		15	15
			10,374
Finance (2.1%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(b)	595	622
American General Finance Corp.
4.63%, 5/15/09 - 9/1/10		360	355
AXA Financial, Inc.
6.50%, 4/1/08		115	116
Bank One Corp.
6.00%, 2/17/09		25	25
Catlin Insurance Co. Ltd
7.25%	(b)(c)(o)	320	318
CIT Group, Inc.
3.65%, 11/23/07		40	40
4.75%, 8/15/08		100	99
5.00%, 11/24/08		55	55
7.38%, 4/2/07		35	35
Conseco, Inc. (Convertible)
3.50%, 9/30/35	(f)	946	907
Countrywide Home Loans, Inc.
3.25%, 5/21/08		310	303
4.00%, 3/22/11		10	9
Farmers Exchange Capital
7.05%, 7/15/28	(b)	400	411
General Electric Capital Corp.
4.25%, 12/1/10		30	29
4.75%, 9/15/14		75	73
5.88%, 2/15/12		230	238
Goldman Sachs Group, Inc. (Convertible)
2.00%, 6/29/13	(b)	1,980	2,015

Household Finance Corp.
4.13%, 11/16/09		35	34
6.40%, 6/17/08		15	15
HSBC Finance Corp.
4.13%, 12/15/08		75	74
5.88%, 2/1/09		100	101
6.38%, 10/15/11		315	329
6.75%, 5/15/11		175	184
8.00%, 7/15/10		85	92
International Lease Finance Corp.
3.75%, 8/1/07		50	50
JPMorgan Chase & Co.
6.00%, 2/15/09		165	167
7.00%, 11/15/09		65	68
M&I Marshall & IIsley Bank
3.80%, 2/8/08		185	183
Mantis Reef Ltd.
4.69%, 11/14/08	(b)	200	198
Nationwide Building Society
4.25%, 2/1/10	(b)	345	337
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17		145	154
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07		115	114
Popular North America, Inc.
5.65%, 4/15/09		160	161
Residential Capital Corp.
6.38%, 6/30/10		865	865
6.50%, 4/17/13		500	496
SLM Corp.
4.00%, 1/15/10		300	292
Sovereign Bank
4.00%, 2/1/08		100	99
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		230	230
USB Capital IX
6.19%	(c)(o)	440	452
Wachovia Capital Trust III
5.80%	(c)(o)	905	917
Washington Mutual, Inc.
8.25%, 4/1/10		305	330
Washington Mutual Preferred Funding II
6.67%	(b)(c)(o)	300	295
World Financial Properties
6.91%, 9/1/13	(b)	310	326
Xlliac Global Funding
4.80%, 8/10/10	(b)	315	311
			12,524
Industrials (10.4%)
3M Co. (Convertible)
2.40%, 11/21/32	(c)	2,100	1,898
Advanced Medical Optics, Inc. (Convertible)
2.50%, 7/15/24		700	701
Allied Waste North America (Convertible)
4.25%, 4/15/34		795	758
Amazon.Com., Inc. (Convertible)
4.75%, 2/1/09		3,170	3,162
Amdocs Ltd. (Convertible)
0.50%, 3/15/24		1,150	1,159
America West Airlines, Inc.
7.10%, 4/2/21		160	171
Amgen, Inc. (Convertible)
0.38%, 2/1/13	(b)	2,400	2,172

AT&T Corp.
8.00%, 11/15/31		50	62
AT&T, Inc.
6.15%, 9/15/34		125	123
BAE Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(b)	59	62
Beckman Coulter, Inc. (Convertible)
2.50%, 12/15/36	(b)	1,704	1,802
Best Buy Co. (Convertible)
2.25%, 1/15/22		650	731
Brascan Corp.
7.13%, 6/15/12		205	220
8.13%, 12/15/08		65	68
Burlington Northern Santa Fe Corp.
6.13%, 3/15/09		155	157
Caterpillar Financial Services Corp.
3.63%, 11/15/07		165	163
Charles River Laboratories International, Inc. (Convertible)
2.25%, 6/15/13	(b)	960	1,085
Comcast Corp.
6.75%, 1/30/11		245	258
ConAgra Foods, Inc.
7.00%, 10/1/28		70	75
8.25%, 9/15/30		125	153
Consumers Energy Co.
4.00%, 5/15/10		20	19
4.80%, 2/17/09		170	169
Cooper Industries, Inc.
5.25%, 7/1/07 - 11/15/12		215	215
CVS/Caremark Corp.
5.75%, 8/15/11		65	66
6.04%, 12/10/28	(b)	443	449
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31		145	182
Eastman Kodak Co. (Convertible)
3.38%, 10/15/33		1,700	1,706
Edwards Lifesciences Corp. (Convertible)
3.88%, 5/15/33		1,200	1,260
Electronic Data Systems Corp. (Convertible)
3.88%, 7/15/23		1,750	1,851
EMC Corp. (Convertible)
1.75%, 12/1/11	(b)	2,124	2,291
FBG Finance, Ltd.
5.13%, 6/15/15	(b)	280	269
FedEx Corp.
2.65%, 4/1/07		25	25
5.50%, 8/15/09		100	101
7.25%, 2/15/11		10	11
Ford Motor Co. (Convertible)
4.25%, 12/15/36		1,399	1,550
France Telecom S.A.
8.50%, 3/1/31		295	385
Fred Meyer, Inc.
7.45%, 3/1/08		215	219
General Mills, Inc.
3.88%, 11/30/07		105	104
General Mills, Inc. (Convertible)
Zero Coupon, 10/28/22		2,400	1,827
Halliburton Co. (Convertible)
3.13%, 7/15/23		730	1,254
Health Management Association, Inc. (Convertible)
4.38%, 8/1/23		1,500	1,624
Hyatt Equities LLC
6.88%, 6/15/07	(b)	110	110

ICI Wilmington, Inc.
4.38%, 12/1/08		175	173
Im Clone Systems, Inc. (Convertible)
1.38%, 5/15/24		1,900	1,772
Intel Corp. (Convertible)
2.95%, 12/15/35	(b)	1,076	936
Invitrogen Corp. (Convertible)
1.50%, 2/15/24		1,800	1,613
JDS Uniphase Corp. (Convertible)
1.00%, 5/15/26	(b)	1,100	930
Zero Coupon, 11/15/10		1,430	1,321
Juniper Networks, Inc. (Convertible)
Zero Coupon, 6/15/08		1,200	1,329
L-3 Communications Corp. (Convertible)
3.00%, 8/1/35		1,842	1,976
Level 3 Communications, Corp. (Convertible)
2.88%, 7/15/10		1,300	1,459
3.50%, 6/15/12		506	663
6.00%, 3/15/10	(b)	1,275	1,230
LG Electronics, Inc.
5.00%, 6/17/10	(b)	130	128
Manor Care, Inc. (Convertible)
2.13%, 8/1/35	(b)(f)	1,004	1,280
May Department Stores Co.
6.70%, 7/15/34		260	257
Medtronic, Inc. (Convertible)
1.25%, 9/15/21		1,600	1,604
Mohawk Industries, Inc.
7.20%, 4/15/12		165	175
Norfolk Southern Corp.
7.35%, 5/15/07		75	75
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		1,958	1,943
Omnicare, Inc. (Convertible)
3.25%, 12/15/35		2,190	1,930
Raytheon Co.
6.15%, 11/1/08		75	76
Sara Lee Corp.
6.13%, 11/1/32		290	269
Sealed Air Corp. (Convertible)
3.00%, 6/30/33	(b)	1,250	1,272
Sprint Capital Corp.
8.75%, 3/15/32		40	47
SUPERVALU, Inc. (Convertible)
Zero Coupon, 11/2/31		3,200	1,236
Symantec Corp. (Convertible)
0.75%, 6/15/11	(b)	1,553	1,671
1.00%, 6/15/13	(b)	107	115
Telecom Italia Capital S.A.
4.00%, 11/15/08 - 1/15/10		345	334
4.88%, 10/1/10		40	39
Telefonica Europe BV
8.25%, 9/15/30		290	348
Teva Pharmaceutical Finance, Ltd. (Convertible)
1.75%, 2/1/26		2,298	2,246
Textron Financial Corp.
4.13%, 3/3/08		95	94
5.13%, 2/3/11		270	270
Union Pacific Corp.
6.63%, 2/1/08		120	121
6.79%, 11/9/07		20	20
UnitedHealth Group, Inc.
4.13%, 8/15/09		130	128

Valeant Pharmaceuticals International (Convertible)
4.00%, 11/15/13	(b)	312	286
Valero Energy Corp.
3.50%, 4/1/09		195	189
Verizon New England, Inc.
6.50%, 9/15/11		20	21
Viacom, Inc.
6.88%, 4/30/36		270	273
Watson Pharmaceuticals, Inc. (Convertible)
1.75%, 3/15/23		1,650	1,547
WellPoint, Inc.
3.75%, 12/14/07		80	79
4.25%, 12/15/09		80	78
Xilinx, Inc. (Convertible)
3.13%, 3/15/37	(b)	1,302	1,304
Yum! Brands, Inc.
8.88%, 4/15/11		145	163
			63,687
U.S. Government Agency Security (0.2%)
Federal National Mortgage Association
6.63%, 10/15/07		1,150	1,158
U.S. Treasury Securities (12.6%)
U.S. Treasury Bonds
5.50%, 8/15/28		5	5
6.13%, 8/15/29		800	931
6.25%, 8/15/23		1,200	1,378
6.38%, 8/15/27		3,855	4,567
7.63%, 2/15/25		2,735	3,605
8.13%, 8/15/19 - 8/15/21		6,547	8,693
U.S. Treasury Notes
3.25%, 1/15/09		3,500	3,417
3.75%, 5/15/08		3,000	2,965
4.00%, 11/15/12 - 2/15/14		850	822
4.25%, 8/15/13 - 11/15/14		22,975	22,563
4.50%, 2/28/11		3,700	3,696
4.63%, 3/31/08		2,150	2,145
4.75%, 11/15/08		4,900	4,904
4.88%, 4/30/08 - 5/15/09		7,875	7,897
5.13%, 6/30/08		2,200	2,209
5.75%, 8/15/10		2,850	2,958
6.00%, 8/15/09		4,000	4,126
			76,881
Utilities (0.4%)
Ameren Corp.
4.26%, 5/15/07		210	209
Arizona Public Service Co.
5.80%, 6/30/14		265	268
Carolina Power & Light Co.
5.13%, 9/15/13		200	198
CenterPoint Energy Resources Corp.
6.25%, 2/1/37		75	75
Consolidated Natural Gas Co.
6.25%, 11/1/11		95	99
Detroit Edison Co.
6.13%, 10/1/10		110	113
Entergy Gulf States, Inc.
3.60%, 6/1/08		240	235
Ohio Power Corp.
6.00%, 6/1/16		255	265
PG&E Corp. (Convertible)
9.50%, 6/30/10		140	486
Plains All American Pipeline LP
6.70%, 5/15/36		260	267

Public Service Electricity & Gas Co.
5.00%, 1/1/13		20	20
Sempra Energy
4.62%, 5/17/07		145	145
Texas Eastern Transmission LP
7.00%, 7/15/32		140	157
Wisconsin Electric Power Co.
3.50%, 12/1/07		140	138
			2,675
Total Fixed Income Securities (Cost $166,754)			168,748
		Shares
Common Stocks (64.2%)
Aerospace & Defense (1.2%)
Northrop Grumman Corp.		27,690	2,055
Raytheon Co.		97,050	5,091
			7,146
Automobiles (0.8%)
Ford Motor Co.		262,840	2,074
Honda Motor Co., Ltd. ADR		86,060	3,001
			5,075
Beverages (1.2%)
Coca-Cola Co. (The)		149,210	7,162
Biotechnology (0.2%)
Applera Corp. - Applied Biosystems Group		50,400	1,490
Capital Markets (2.4%)
Charles Schwab Corp. (The)		327,870	5,997
Goldman Sachs Group, Inc.		4,560	942
Merrill Lynch & Co., Inc.		93,900	7,669
			14,608
Chemicals (2.9%)
Bayer AG ADR		201,190	12,870
E.I. du Pont de Nemours & Co.		93,260	4,610
			17,480
Commercial Banks (2.1%)
Bank of America Corp.		103,590	5,285
Fifth Third Bancorp		91,490	3,540
PNC Financial Services Group, Inc.		56,270	4,050
			12,875
Communications Equipment (0.5%)
Alcatel-Lucent ADR		271,140	3,205
Computers & Peripherals (0.2%)
Hewlett-Packard Co.		31,530	1,266
Diversified Consumer Services (0.1%)
H & R Block, Inc.		26,820	564
Diversified Financial Services (4.5%)
Citigroup, Inc.		250,280	12,850
JPMorgan Chase & Co.		304,636	14,738
			27,588
Diversified Telecommunication Services (3.4%)
Embarq Corp.		41,508	2,339
France Telecom S.A. ADR	(d)	117,570	3,104
Sprint Nextel Corp.		296,220	5,616
Verizon Communications, Inc.		258,500	9,802
			20,861
Electric Utilities (3.1%)
American Electric Power Co., Inc.		104,930	5,115
Entergy Corp.		79,390	8,330
FirstEnergy Corp.		82,100	5,438
			18,883
Energy Equipment & Services (0.8%)
Reliant Energy, Inc.	(d)	1	@—
Schlumberger Ltd.		71,420	4,935
			4,935

Food & Staples Retailing (1.4%)
Rite Aid Corp.	(d)	124,700	719
Supervalu, Inc.		29,040	1,135
Wal-Mart Stores, Inc.		146,800	6,892
			8,746
Food Products (2.6%)
Cadbury Schweppes plc ADR		111,860	5,746
Conagra Foods, Inc.		62,890	1,567
Kraft Foods, Inc.		88,850	2,813
Unilever N.V. (NY Shares)		196,740	5,749
			15,875
Health Care Equipment & Supplies (0.4%)
Boston Scientific Corp.	(d)	168,880	2,456
Health Care Providers & Services (0.6%)
Cigna Corp.		25,410	3,625
Hotels, Restaurants & Leisure (0.4%)
McDonald’s Corp.		52,600	2,370
Household Products (1.1%)
Kimberly-Clark Corp.		30,570	2,094
Procter & Gamble Co.		71,370	4,507
			6,601
Industrial Conglomerates (4.4%)
General Electric Co.		305,140	10,790
Siemens AG ADR		75,860	8,132
Tyco International Ltd.		254,470	8,028
			26,950
Insurance (5.3%)
Aegon N.V. (NY Shares)		102,990	2,053
Chubb Corp.		117,552	6,074
Hartford Financial Services Group, Inc.		46,210	4,417
Marsh & McLennan Cos., Inc.		320,850	9,398
St. Paul Travelers Cos., Inc. (The)		127,607	6,606
XL Capital Ltd., Class A		52,470	3,671
			32,219
Internet & Catalog Retail (0.4%)
Amazon.Com, Inc.	(d)	65,230	2,596
Internet Software & Services (0.8%)
Yahoo!, Inc.	(d)	147,200	4,606
Machinery (0.2%)
Ingersoll-Rand Co., Ltd., Class A		23,760	1,030
Media (3.8%)
Clear Channel Communications, Inc.		45,719	1,602
Comcast Corp., Class A	(d)	106,775	2,771
Time Warner, Inc.		545,760	10,762
Viacom, Inc., Class B	(d)	191,205	7,861
			22,996
Metals & Mining (0.8%)
Newmont Mining Corp.		110,840	4,654
Multi-Utilities & Unregulated Power (0.3%)
Williams Cos., Inc.		74,780	2,128
Oil, Gas & Consumable Fuels (3.0%)
ConocoPhillips		94,250	6,442
Exxon Mobil Corp.		54,990	4,149
Occidental Petroleum Corp.		27,420	1,352
Royal Dutch Shell plc ADR		97,860	6,488
			18,431
Pharmaceuticals (10.1%)
Abbott Laboratories		184,270	10,282
Bristol-Myers Squibb Co.		305,490	8,480
Eli Lilly & Co.		161,020	8,648
GlaxoSmithKline plc ADR		52,600	2,907
Pfizer, Inc.		206,940	5,227
Roche Holding AG ADR		80,720	7,108

Sanofi-Aventis ADR		35,570	1,548
Schering-Plough Corp.		439,300	11,207
Wyeth		133,930	6,701
			62,108
Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.		138,770	2,655
Micron Technology, Inc.	(d)	217,905	2,632
			5,287
Software (0.9%)
Symantec Corp.	(d)	332,340	5,750
Specialty Retail (0.9%)
Home Depot, Inc.		117,980	4,335
Office Depot, Inc.	(d)	41,010	1,441
			5,776
Thrifts & Mortgage Finance (1.4%)
Federal Home Loan Mortgage Corp.		144,900	8,620
Tobacco (1.1%)
Altria Group, Inc.		77,200	6,779
Total Common Stocks (Cost $342,882)			392,741
Preferred Stocks (3.8%)
Automobiles (0.3%)
Ford Motor Co. Capital Trust II, 6.50% (Convertible)		54,900	1,976
Banks (0.4%)
Sovereign Capital Trust, 4.38% (Convertible)		47,100	2,343
Capital Markets (0.1%)
Lazard Ltd., 6.63% (Convertible)		21,600	944
Consumer Durables & Apparel (0.3%)
Newell Financial Trust I, 5.25% (Convertible)		32,100	1,577
Diversified Telecommunication Services (0.5%)
Lucent Technologies Capital Trust I, 7.75% (Convertible)		3,200	3,321
Electric Utilities (0.4%)
CenterPoint Energy, Inc., 1.43% (Convertible)	(c)	68,000	2,538
Gas Utilities (0.4%)
El Paso Corp., 4.99% (Convertible)		800	1,016
El Paso Energy Capital Trust I, 4.75% (Convertible)		29,000	1,160
			2,176
Health Care Providers & Services (0.2%)
Healthsouth Corp., 6.50% (Convertible)	(b)	785	789
Omnicare, Inc., 4.00% (Convertible)		4,400	243
			1,032
Insurance (0.4%)
Conseco, Inc., 5.50% (Convertible)		22,500	532
Travelers Property Casualty Corp., 4.50% (Convertible)		32,500	828
XL Capital Ltd., 7.00% (Convertible)		32,200	837
			2,197
Media (0.2%)
Interpublic Group of Cos., Inc., 5.25% (Convertible)	(b)	500	565
Tribune Co. 2.00% (Convertible)		12,800	867
			1,432
Pharmaceuticals (0.3%)
Schering Plough Corp., 6.00% (Convertible)		31,000	1,825
Thrifts & Mortgage Finance (0.3%)
Federal National Mortgage Association, 5.38% (Convertible)		20	2,011
Total Preferred Stocks (Cost $21,961)			23,372
Investment Company (0.4%)
Financial Services (0.4%)
iShares MSCI Japan Index Fund
(Cost $2,478)		169,770	2,480

			Face
			Amount
			(000)
Short-Term Investment (9.3%)
Repurchase Agreement (9.3%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $57,331
(Cost $57,306)	$	(e)	57,306	57,306
Total Investments + (105.3%) (Cost $591,381)				644,647
Liabilities in Excess of Other Assets (-5.3%)				(32,729)
Net Assets (100%)				$611,918

(a)	Security is subject to delay.
(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(d)	Non-income producing security.
(e)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant t o exemptive relief received by the Portfolio from the SEC.

(f)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
(o)

Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at March 31, 2007.

ADR	American Depositary Receipt
TBA	To Be Announced
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $591,381,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $53,266,000 of which $58,827,000 related to appreciated securities and $5,561,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
Common Stocks (97.0%)
Canada (1.2%)
Torstar Corp., Class B		130,888	$2,235
Finland (3.8%)
Kone Oyj, Class B		119,172	6,809
France (7.9%)
Groupe Danone		28,044	4,582
Pernod-Ricard S.A.		23,086	4,682
Sanofi-Aventis S.A.		57,643	5,013
			14,277
Japan (2.5%)
Kao Corp.		154,000	4,509
Netherlands (6.4%)
Reed Elsevier N.V.		237,839	4,206
Wolters Kluwer N.V. CVA		248,439	7,454
			11,660
Spain (4.1%)
Altadis S.A.		115,175	7,396
Sweden (3.5%)
Swedish Match AB		353,441	6,314
Switzerland (4.8%)
Nestle S.A. (Registered)		11,476	4,469
Novartis AG (Registered)		74,855	4,294
			8,763
United Kingdom (36.3%)
British American Tobacco plc		451,830	14,128
Cadbury Schweppes plc		952,804	12,225
Diageo plc		217,614	4,409
GlaxoSmithKline plc		199,202	5,476
Imperial Tobacco Group plc		181,483	8,125
Reckitt Benckiser plc		169,295	8,815
SMG plc		276,167	345
Unilever plc		189,933	5,722
WPP Group plc		434,181	6,579
			65,824
United States (26.5%)
Altria Group, Inc.		92,788	8,148
Brown-Forman Corp., Class B		46,927	3,077
Career Education Corp.	(a)	132,239	4,033
Fortune Brands, Inc.		58,265	4,592
Harley-Davidson, Inc.		67,412	3,961
Kellogg Co.		94,381	4,854
Kimberly-Clark Corp.		66,832	4,577
New York Times Co. (The), Class A		141,942	3,337
Pfizer, Inc.		273,485	6,908
Scotts Miracle-Gro, Co. (The), Class A		99,458	4,379
Weight Watchers International, Inc.		1,019	47
			47,913
Total Common Stocks (Cost $135,460)			175,700
Preferred Stock (0.2%)
Germany (0.2%)
Henkel KGaA
(Cost $358)		2,621	387
		Face
		Amount
		(000)
Short-Term Investment (3.7%)
Repurchase Agreement (3.7%)
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 4/2/07,

repurchase price $6,638 (Cost $6,635)	$ (b)	6,635	6,635
Total Investments (100.9%) + (Cost $142,453)			182,722
Liabilities in Excess of Other Assets (-0.9%)			(1,598)
Net Assets (100%)			$181,124

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $142,453,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $40,269,000 of which $41,973,000 related to appreciated securities and $1,704,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

	Currency				In		Net
	to				Exchange		Unrealized
	Deliver	Value	Settlement		For	Value	Appreciation
	(000)	(000)	Date		(000)	(000)	(000)
GBP	13,850	$27,254	4/24/07	USD	27,338	$27,338	$ 84
USD	906	906	4/2/07	GBP	461	908	2
USD	409	409	4/3/07	GBP	209	411	2
		$28,569				$28,657	$ 88

GBP — British Pound

USD — United States Dollar

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
Common Stocks (96.0%)
Australia (8.3%)
Centro Properties Group		107,237	$756
CFS Retail Property Trust		529,025	950
DB RREEF Trust		806,674	1,126
GPT Group		449,250	1,796
Investa Property Group		90,100	177
Macquarie CountryWide Trust		299,900	502
Macquarie Goodman Group		337,025	1,906
Macquarie ProLogis Trust		566,400	575
Mirvac Group		184,000	780
Stockland Trust Group (New)		426,027	2,810
Westfield Group		497,550	8,281
Westfield Group (New)		10,545	173
			19,832
Austria (0.9%)
Conwert Immobilien Invest AG	(a)	11,650	257
Immoeast Immobilien Anlagen AG	(a)	32,845	491
IMMOFINANZ Immobilien Anlagen AG	(a)	80,734	1,294
			2,042
Bermuda (0.2%)
Mandarin Oriental International		192,000	361
Canada (0.6%)
Legacy Hotels REIT		43,515	511
Sunrise Senior Living REIT	(a)	68,495	999
			1,510
Cayman Islands (0.1%)
Shui On Land Ltd.		217,000	180
China (0.3%)
China Overseas Land & Investment Ltd.		644,000	809
Finland (0.2%)
Sponda Oyj		31,080	538
France (2.4%)
Fonciere Des Regions		940	175
Gecina S.A.		4,274	795
Klepierre		4,433	858
Silic		2,783	501
Unibail		11,200	3,394
			5,723
Germany (0.1%)
IVG Immobilien AG		7,153	342
Hong Kong (9.0%)
Champion REIT	(a)	1,280,000	727
Hang Lung Properties Ltd.		459,000	1,284
Henderson Land Development Co., Ltd.		441,000	2,577
Hong Kong Land Holdings Ltd.		922,000	4,297
Hysan Development Co., Ltd.		471,331	1,282
Kerry Properties Ltd.		78,000	401
New World Development Ltd.		1,229,000	2,787
Sino Land Co.		282,000	607
Sun Hung Kai Properties Ltd.		520,000	6,016
Swire Pacific Ltd., Class A		85,500	960

Wharf Holdings Ltd.		130,000	482
			21,420
Italy (0.8%)
Aedes S.p.A.		20,984	187
Beni Stabili S.p.A.		630,022	1,052
Risanamento S.p.A.		64,646	677
			1,916
Japan (15.2%)
AEON Mall Co., Ltd.		3,300	97
BLife Investment Corp. REIT		39	233
Daibiru Corp.		33,900	484
Goldcrest Co., Ltd.		6,710	369
Japan Hotel and Resort, Inc. REIT		94	558
KK DaVinci Advisors	(a)	217	232
Mitsubishi Estate Co., Ltd.		313,000	10,279
Mitsui Fudosan Co., Ltd.		285,000	8,368
Mori Trust Sogo, Inc. REIT		33	431
Nippon Building Fund, Inc. REIT		155	2,565
Nippon Commercial Investment Corp. REIT		77	423
Nomura Real Estate Holdings, Inc.		10,700	369
Nomura Real Estate Office Fund, Inc. REIT		69	884
NTT Urban Development Corp.		747	1,750
Sumitomo Realty & Development Co., Ltd.		188,000	7,131
Tokyo Tatemono Co., Ltd.		66,000	996
Tokyu Land Corp.		103,000	1,174
			36,343
Netherlands (1.6%)
Corio N.V.		6,872	624
Eurocommercial Properties N.V.		11,292	664
ProLogis European Properties		34,236	711
Rodamco Europe N.V.		7,853	1,092
Vastned Retail N.V.		1,728	176
Wereldhave N.V.		3,911	602
			3,869
Singapore (4.5%)
Ascott Group Ltd. (The)		391,000	441
Cambridge Industrial Trust REIT		507,500	274
CapitaCommercial Trust REIT		451,800	828
CapitaLand Ltd.		395,000	2,083
CapitaMall Trust REIT		287,000	711
CapitaRetail China Trust REIT		169,200	348
CDL Hospitality Trusts REIT		142,000	186
K-REIT Asia REIT		102,000	215
Keppel Land Ltd.		106,000	664
Macquarie MEAG Prime REIT		1,225,000	969
Singapore Land Ltd.		38,000	265
Suntec REIT		536,000	699
United Industrial Corp., Ltd.		1,077,000	2,059
UOL Group Ltd.		54,000	182
Wheelock Properties (Singapore) Ltd.		388,000	829
			10,753
Sweden (0.9%)
Castellum AB		38,581	558
Fabege AB		8,517	214
Hufvudstaden AB, Class A		124,929	1,431
			2,203
Switzerland (0.5%)
Allreal Holding AG		893	114
PSP Swiss Property AG		18,979	1,156
			1,270

United Kingdom (11.3%)
British Land Co. plc		173,301	5,211
Brixton Estate plc		122,149	1,222
Capital & Regional Properties plc		33,199	1,006
Derwent Valley Holdings plc		20,598	880
Grainger Trust plc		38,609	490
Great Portland Estates plc		64,076	978
Hammerson plc		73,908	2,520
Insight Foundation Property Trust Ltd. REIT		126,775	337
Land Securities Group plc		136,039	5,729
Liberty International plc		108,247	2,656
Minerva plc	(a)	146,760	1,103
Quintain Estates & Development plc		53,383	941
Shaftesbury plc		40,673	608
Slough Estates plc		157,935	2,437
Unite Group plc		86,848	887
Warner Estate Holdings plc		3,000	48
			27,053
United States (39.1%)
Acadia Realty Trust REIT		17,455	455
AMB Property Corp. REIT		41,755	2,455
American Campus Communities, Inc.		5,695	173
Apartment Investment & Management Co. REIT		7,390	426
Archstone-Smith Trust REIT		70,495	3,826
Assisted Living Concepts, Inc.	(a)	16,180	191
AvalonBay Communities, Inc. REIT		31,090	4,042
Boston Properties, Inc. REIT		36,855	4,327
Brandywine Realty Trust REIT		68,683	2,295
BRE Properties, Inc. REIT		39,227	2,477
Brookfield Homes Corp.		11,773	378
Brookfield Properties Corp.		118,340	4,769
Camden Property Trust REIT		3,120	219
Cedar Shopping Centers, Inc. REIT		13,410	217
Cogdell Spencer, Inc. REIT		520	11
Colonial Properties Trust REIT		8,004	366
DCT Industrial Trust, Inc. REIT		1,330	16
Equity Residential REIT	(a)	134,639	6,494
Essex Property Trust, Inc. REIT		13,186	1,707
Federal Realty Investment Trust REIT		33,460	3,032
Forest City Enterprises, Inc., Class A		18,175	1,203
Gaylord Entertainment Co.		11,235	594
General Growth Properties, Inc. REIT		49,015	3,165
GMH Communities Trust REIT		11,000	110
Health Care Property Investors, Inc. REIT		31,585	1,138
Hersha Hospitality Trust REIT		14,725	173
Highwoods Properties, Inc.		23,623	933
Hilton Hotels Corp.		102,215	3,676
Host Marriott Corp. REIT		184,695	4,859
Kilroy Realty Corp. REIT		3,450	254
LaSalle Hotel Properties REIT		280	13
Liberty Property Trust REIT		39,395	1,919
Macerich Co. (The) REIT		34,257	3,164
Mack-Cali Realty Corp. REIT		49,990	2,381
Maguire Properties, Inc. REIT		2,110	75
Manor Care, Inc.		3,290	179
Manufactured Home Communities, Inc. REIT	(a)	12,540	677
Mid-America Apartment Communities, Inc. REIT		6,780	381
Morgans Hotel Group Co.	(a)	3,870	81
Parkway Properties, Inc. REIT		1,287	67
Plum Creek Timber Co., Inc. REIT		20,707	816
Post Properties, Inc. REIT		30,538	1,397

ProLogis REIT		20,960	1,361
Public Storage, Inc. REIT		28,369	2,686
Ramco-Gershenson Properties Trust REIT		370	13
Regency Centers Corp. REIT		31,550	2,636
Senior Housing Properties Trust REIT		21,930	524
Simon Property Group, Inc. REIT		79,540	8,849
SL Green Realty Corp. REIT		5,640	774
Sovran Self Storage, Inc. REIT		2,405	133
Starwood Hotels & Resorts Worldwide, Inc.		87,465	5,672
Strategic Hotels & Resorts, Inc. REIT		61,342	1,403
Sunstone Hotel Investors, Inc. REIT		18,666	509
Taubman Centers, Inc. REIT		4,590	266
Tenet Healthcare Corp.	(a)	46,165	297
Vornado Realty Trust REIT		27,040	3,227
			93,481
Total Common Stocks (Cost $195,401)			229,645
Rights (0.0%)
Conwert Immobilien Invest AG	(a)	11,650	@—
Fabege AB	(a)	8,517	7
Total Rights (Cost $0)			7
		Face
		Amount
		(000)
Short-Term Investments (4.0%)
Repurchase Agreement (4.0%)
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 4/2/07, repurchase price $9,543 (Cost $9,539)	(b)	$9,539	9,539
Total Investments + (100.0%) (Cost $204,940)			239,191
Liabilities in Excess of Other Assets (-0.0%)			(106)
Net Assets (100%)			$239,085

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Value is less than $500.
REIT	Real Estate Investment Trust
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $204,940,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $34,251,000 of which $34,737,000 related to appreciated securities and $486,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency							Unrealized
to				In Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
SGD	10	$6	4/2/07	USD	6	$7	$1
USD	171	171	4/2/07	EUR	129	171	@—
USD	94	94	4/2/07	HKD	731	94	@—
USD	192	192	4/2/07	JPY	22,548	191	(1)
USD	380	380	4/3/07	AUD	417	381	1
USD	473	473	4/3/07	JPY	55,662	472	(1)
USD	20	20	4/3/07	SGD	31	20	@—
		$1,336				$1,336	$ @—

AUD — Australian Dollar

EUR — Euro

HKD — Hong Kong Dollar

JPY — Japanese Yen

SGD — Singapore Dollar

USD — United States Dollar

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)
Common Stocks (99.0%)
Australia (2.0%)
Boral Ltd.	120,796	$805
Foster’s Group Ltd.	159,224	883
Goodman Fielder Ltd.	665,612	1,314
		3,002
Bermuda (5.4%)
Ingersoll-Rand Co., Ltd., Class A	66,614	2,889
Tyco International Ltd.	100,304	3,165
XL Capital Ltd., Class A	29,888	2,091
		8,145
France (7.5%)
BNP Paribas S.A.	37,955	3,964
France Telecom S.A.	30,612	809
Lafarge S.A.	15,344	2,412
Sanofi-Aventis	20,502	1,783
Total S.A.	32,746	2,294
		11,262
Germany (2.9%)
BASF AG	8,994	1,012
Bayerische Motoren Werke AG	27,788	1,640
DaimlerChrysler AG	21,644	1,775
		4,427
Ireland (2.9%)
Bank of Ireland	109,100	2,354
Kerry Group plc, Class A	72,048	2,002
		4,356
Italy (1.8%)
ENI S.p.A.	83,737	2,725
Japan (8.5%)
Astellas Pharma, Inc.	32,800	1,414
Canon, Inc.	39,400	2,116
Kao Corp.	55,000	1,610
Mitsui Sumitomo Insurance Co., Ltd.	65,000	816
Nissan Motor Co., Ltd.	108,300	1,161
Sankyo Co., Ltd.	35,000	1,539
Sumitomo Electric Industries Ltd.	113,600	1,727
Takeda Pharmaceutical Co., Ltd.	36,300	2,381
		12,764
Netherlands (4.0%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	51,779	1,592
Koninklijke Philips Electronics N.V.	18,830	719
Unilever N.V. CVA	82,072	2,390

Wolters Kluwer N.V. CVA		44,910	1,348
			6,049
Singapore (0.9%)
ComfortDelGro Corp., Ltd.		973,000	1,276
South Korea (0.7%)
SK Telecom Co., Ltd. ADR		46,642	1,092
Spain (2.2%)
Banco Bilbao Vizcaya Argentaria S.A.		69,814	1,714
Telefonica S.A.		75,166	1,657
			3,371
Switzerland (2.6%)
Novartis AG (Registered)		11,074	635
Syngenta AG (Registered)	(a)	7,903	1,512
UBS AG (Registered)		30,724	1,826
			3,973
Taiwan (0.6%)
Chunghwa Telecom Co., Ltd. ADR		48,577	968
United Kingdom (21.9%)
Barclays plc		156,732	2,224
Cadbury Schweppes plc		287,758	3,692
Diageo plc		76,643	1,553
GlaxoSmithKline plc		129,918	3,572
Imperial Tobacco Group plc		77,796	3,483
Old Mutual plc		549,625	1,775
Reed Elsevier plc		156,863	1,875
Rolls-Royce Group plc	(a)	262,432	2,552
Rolls-Royce Group plc, Class B		15,664,852	31
Royal Bank of Scotland Group plc		82,073	3,204
Royal Dutch Shell plc ADR		43,379	2,876
Vodafone Group plc		524,240	1,398
WM Morrison Supermarkets plc		390,597	2,373
WPP Group plc		166,478	2,522
			33,130
United States (35.1%)
Alcoa, Inc.		32,707	1,109
Altria Group, Inc.		45,747	4,017
American Electric Power Co., Inc.		18,372	896
American International Group, Inc.		10,642	715
AT&T, Inc.		24,843	979
BJ’s Wholesale Club, Inc.	(a)	32,829	1,111
Boeing Co. (The)		9,541	848
Chevron Corp.		35,149	2,600
Citigroup, Inc.		56,496	2,900
Dominion Resources, Inc.		18,285	1,623
EMC Corp.	(a)	153,051	2,120
First Data Corp.		59,090	1,589
Freddie Mac		38,354	2,282
Hewlett-Packard Co.		37,142	1,491
International Business Machines Corp.		33,764	3,183
Marsh & McLennan Cos., Inc.		74,503	2,182
McAfee, Inc.	(a)	42,907	1,248
Mellon Financial Corp.		50,537	2,180

Merrill Lynch & Co., Inc.			24,327	1,987
Northrop Grumman Corp.			10,043	745
Peabody Energy Corp.			37,252	1,499
Pentair, Inc.			25,682	800
Pfizer, Inc.			83,252	2,103
Schering-Plough Corp.			135,556	3,458
Travelers Cos., Inc. (The)			29,007	1,502
UnitedHealth Group, Inc.			41,512	2,199
Verizon Communications, Inc.			36,232	1,374
Viacom, Inc., Class B	(a)		16,412	675
Weyerhaeuser Co.			10,760	804
Wyeth			57,718	2,888
				53,107
Total Common Stocks (Cost $113,547)				149,647
			Face
			Amount
			(000)
Short-Term Investment (1.2%)
Repurchase Agreement (1.2%)
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 4/2/07, repurchase price $1,790 (Cost $1,787)	$	(b)	1,787	1,787
Total Investments + (100.2%) (Cost $115,334)				151,434
Liabilities in Excess of Other Assets (-0.2%)				(251)
Net Assets (100%)				$151,183

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00% due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in he t repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $115,334,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $36,100,000 of which $36,794,000 related to appreciated securities and $694,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to				In			Appreciation
Deliver			Settlement	Exchange		Value	(Depreciation)
(000)		Value (000)	Date	For (000)		(000)	(000)
GBP	3,800	$7,476	6/14/07	USD	7,369	$7,369	$(107)
HKD	353	45	4/2/07	USD	45	45	—
		$7,521				$7,414	$(107)

GBP	—	British Pound
HKD	—	Hong Kong Dollar
USD	—	United States Dollar

The Universal Institutional Funds, Inc.

High Yield Portfolio

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Face
			Amount	Value
			(000)	(000)
Fixed Income Securities (91.2%)
Aerospace (1.7%)
Hexcel Corp.
6.75%, 2/1/15			$395	$392
K&F Acquisition, Inc.
7.75%, 11/15/14			480	512
				904
Broadcasting (1.2%)
LIN Television Corp.
6.50%, 5/15/13	(a)		420	414
Univision Communications, Inc., Class A, PIK
9.75%, 3/15/15	(a)(b)		235	235
				649
Cable (5.0%)
Cablecom Luxembourg SCA
9.38%, 4/15/14	EUR	(b)	515	755
Cablevision Systems Corp.
9.87%, 4/1/09	$	(c)	480	511
CCH I LLC
11.00%, 10/1/15			156	163
Echostar DBS Corp.
6.38%, 10/1/11			505	509
Intelsat Bermuda Ltd.
8.87%, 1/15/15	(b)(c)		200	205
Intelsat Subsidiary Holding Co., Ltd.
8.63%, 1/15/15			350	376
NTL Cable plc
8.75%, 4/15/14	(a)		60	63
PanAmSat Corp.
9.00%, 8/15/14	(a)		52	57
				2,639
Chemicals (6.3%)
Cognis Deutschland GmbH & Co. KG
8.48%, 11/15/13	EUR	(b)(c)	335	454
Equistar Chemicals LP/Equistar Funding Corp.
10.13%, 9/1/08			$270	286
10.63%, 5/1/11	(a)		135	143
Innophos, Inc.
8.88%, 8/15/14	(a)		235	244
Innophos Investments Holdings, Inc. PIK
13.37%, 2/15/15	(c)		112	118
Koppers, Inc.
9.88%, 10/15/13			160	174
Koppers Holdings, Inc.
Zero Coupon, 11/15/14	(d)		210	178
Millennium America, Inc.
9.25%, 6/15/08			185	193
Nalco Co.
7.75%, 11/15/11	(a)		230	237
8.88%, 11/15/13	(a)		330	352
Rockwood Specialties Group, Inc.
7.63%, 11/15/14	EUR		105	147

10.63%, 5/15/11		$240	254
Terra Capital, Inc.
7.00%, 2/1/17	(a)(b)	270	270
Westlake Chemical Corp.
6.63%, 1/15/16	(a)	245	240
			3,290
Consumer Products (2.3%)
Jarden Corp.
7.50%, 5/1/17	(a)	325	330
Levi Strauss & Co.
10.11%, 4/1/12	(c)	660	673
Oxford Industries, Inc.
8.88%, 6/1/11		205	213
			1,216
Diversified Media (4.0%)
Advanstar Communications, Inc.
10.75%, 8/15/10		230	250
CanWest Media, Inc.
8.00%, 9/15/12		503	523
Dex Media East LLC/Dex Media East Finance Co.
12.13%, 11/15/12		147	161
Dex Media West LLC/Dex Media West Finance Co.
9.88%, 8/15/13		219	240
Idearc, Inc.
8.00%, 11/15/16	(b)	400	413
Interpublic Group of Cos., Inc.
6.25%, 11/15/14		190	180
Valassis Communications, Inc.
8.25%, 3/1/15	(a)(b)	350	346
			2,113
Energy (10.6%)
Chaparral Energy, Inc.
8.50%, 12/1/15		400	397
8.88%, 2/1/17	(b)	60	61
CHC Helicopter Corp.
7.38%, 5/1/14		570	557
Chesapeake Energy Corp.
7.50%, 9/15/13	(a)	615	646
CIE Generale de Geophysique
7.50%, 5/15/15	(a)	185	191
El Paso Production Holding Co.
7.75%, 6/1/13		400	420
Hanover Compressor Co.
8.63%, 12/15/10	(a)	85	90
9.00%, 6/1/14		150	163
Hanover Equipment Trust
8.50%, 9/1/08		69	70
8.75%, 9/1/11		145	152
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/1/15	(b)	565	558
Husky Oil Ltd.
8.90%, 8/15/28	(c)	325	340
Kinder Morgan, Inc.
6.50%, 9/1/12		430	439
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		102	107
Massey Energy Co.
6.88%, 12/15/13		525	501
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.13%, 6/15/14		270	282
Pogo Producing Co.

6.88%, 10/1/17	(a)	340	333
Sandridge Energy
8.63%, 4/1/15		245	249
			5,556
Financial (1.0%)
Residential Capital Corp.
6.38%, 6/30/10		290	290
6.50%, 4/17/13		235	233
			523
Food and Drug (1.3%)
CA FM Lease Trust
8.50%, 7/15/17	(b)	190	205
Delhaize America, Inc.
8.13%, 4/15/11		435	478
			683
Food/Tobacco (4.0%)
Michael Foods, Inc.
8.00%, 11/15/13		230	235
Pilgrim’s Pride Corp.
7.63%, 5/1/15		405	406
9.63%, 9/15/11		615	643
Reynolds American, Inc.
6.50%, 7/15/10		260	268
Smithfield Foods, Inc.
7.00%, 8/1/11		360	367
7.63%, 2/15/08	(a)	160	162
			2,081
Forest Products (6.7%)
Berry Plastics Holding Corp.
8.88%, 9/15/14	(a)	510	524
Covalence Specialty Materials Corp.
10.25%, 3/1/16	(b)	235	236
Crown Americas LLC and Crown Americas Capital Corp.
7.63%, 11/15/13	EUR	385	398
Georgia-Pacific Corp.
7.13%, 1/15/17	$ (b)	305	307
Graham Packaging Co., Inc.
8.50%, 10/15/12	(a)	85	87
9.88%, 10/15/14	(a)	340	349
Graphic Packaging International Corp.
9.50%, 8/15/13		400	428
JSG Funding plc
10.13%, 10/1/12	EUR	117	169
Owens-Illinois, Inc.
7.35%, 5/15/08	$ (a)	495	500
7.50%, 5/15/10	(a)	435	444
P.H. Glatfelte r Co.
7.13%, 5/1/16		95	97
			3,539
Gaming/Leisure (6.8%)
Host Marriott LP REIT
6.38%, 3/15/15	(a)	140	140
7.13%, 11/1/13	(a)	505	519
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		580	571
Las Vegas Sands Corp.
6.38%, 2/15/15		460	442
MGM Mirage
6.00%, 10/1/09		1,190	1,197
Station Casinos, Inc.

6.00%, 4/1/12		555	540
7.75%, 8/15/16	(a)	135	139
			3,548
Health Care (8.5%)
Community Health Systems, Inc.
6.50%, 12/15/12		440	455
DaVita, Inc.
6.63%, 3/15/13	(a)	275	276
Fisher Scientific International, Inc.
6.13%, 7/1/15		565	567
Fresenius Medical Care Capital Trust II
7.88%, 2/1/08		555	563
HCA, Inc.
5.75%, 3/15/14		225	193
6.25%, 2/15/13		220	200
6.30%, 10/1/12	(a)	65	61
6.50%, 2/15/16	(a)	190	163
8.70%, 2/10/10		160	168
8.75%, 9/1/10		125	131
Invacare Corp.
9.75%, 2/15/15	(b)	60	61
National Mentor Holdings, Inc.
11.25%, 7/1/14		235	258
Omnicare, Inc.
6.75%, 12/15/13		295	298
Sun Healthcare Group, Inc.
9.13%, 4/15/15	(b)	195	201
Tenet Healthcare Corp.
7.38%, 2/1/13		165	154
9.88%, 7/1/14		105	107
VWR International, Inc.
6.88%, 4/15/12		390	396
Warner Chilcott Corp.
8.75%, 2/1/15	(a)	191	200
			4,452
Housing (2.0%)
Goodman Global Holding Co., Inc.
8.36%, 6/15/12	(c)	75	76
Interface, Inc.
7.30%, 4/1/08		75	77
9.50%, 2/1/14		350	382
10.38%, 2/1/10		95	105
Nortek, Inc.
8.50%, 9/1/14	(a)	430	420
			1,060
Information Technology (3.6%)
Freescale Semiconductor, Inc.
8.88%, 12/15/14	(a)(b)	400	402
Iron Mountain, Inc.
8.63%, 4/1/13		635	657
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		325	322
PGS Solutions, Inc.
9.63%, 2/15/15	(b)	195	198
SunGard Data Systems, Inc.
9.13%, 8/15/13		280	302
			1,881
Manufacturing (2.5%)
Baldor Electric Co.
8.63%, 2/15/17		140	149
JohnsonDiversey, Inc.

9.63%, 5/15/12	(a)		244	256
9.63%, 5/15/12	EUR		112	158
Manitowoc Co., Inc. (The)
10.50%, 8/1/12	$	(a)	49	52
Propex Fabrics, Inc.
10.00%, 12/1/12			280	246
RBS Global, Inc. & Rexnord Corp.
9.50%, 8/1/14	(a)		405	423
				1,284
Metals (2.3%)
Foundation PA Coal Co.
7.25%, 8/1/14	(a)		105	107
Novelis, Inc.
7.25%, 2/15/15			615	653
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	EUR	(b)	165	237
UCAR Finance, Inc.
10.25%, 2/15/12			$191	202
				1,199
Retail (2.0%)
Brown Shoe Co., Inc.
8.75%, 5/1/12			260	277
Phillips-Van Heusen Corp.
7.25%, 2/15/11			725	745
				1,022
Service (1.4%)
Allied Waste North America
6.38%, 4/15/11			255	256
7.88%, 4/15/13			285	297
Aramark Corp.
8.50%, 2/1/15	(b)		45	47
8.86%, 2/1/15	(b)(c)		20	21
Aramark Services, Inc.
5.00%, 6/1/12			150	135
				756
Sovereign (0.4%)
Mexican Bonos
9.50%, 12/18/14	MXN		2,095	211
Telecommunications (2.7%)
Axtel S.A.B. de CV
11.00%, 12/15/13	$	(a)	273	305
Esprit Telecom Group plc
11.00%, 6/15/08	DEM	(e)(f)(i)	307	@—
EXDS, Inc.
11.63%, 7/15/10	$	(e)(f)(i)	430	@—
Nordic Telephone Co. Holdings ApS
8.88%, 5/1/16	(b)		110	118
Qwest Communications International, Inc.
8.86%, 2/15/09	(c)		325	330
Qwest Corp.
5.63%, 11/15/08			100	100
Rhythms NetConnections, Inc.
13.88%, 5/15/08	(e)(f)(i)		844	@—
14.00%, 2/15/10	(e)(f)(i)		481	@—
TDC A/S
6.50%, 4/19/12	EUR		90	126
Wind Acquisition Finance S.A
10.75%, 12/1/15	$	(b)	385	443
				1,422
Transportation (7.5%)

ArvinMeritor, Inc.
8.75%, 3/1/12	(a)	365	379
Asbury Automotive Group, Inc.
7.63%, 3/15/17	(b)	140	141
Ford Motor Credit Co.
5.80%, 1/12/09		335	329
7.25%, 10/25/11		365	355
General Motors Acceptance Corp.
4.38%, 12/10/07		360	355
6.88%, 9/15/11		545	546
General Motors Corp.
7.13%, 7/15/13	(a)	145	136
8.38%, 7/15/33	(a)	185	167
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12		440	455
Sonic Automotive, Inc.
8.63%, 8/15/13	(a)	770	805
United Auto Group, Inc.
7.75%, 12/15/16	(b)	250	254
			3,922
Utilities (6.5%)
AES Corp. (The)
7.75%, 3/1/14	(a)	240	253
8.88%, 2/15/11		30	32
9.00%, 5/15/15	(b)	285	306
9.38%, 9/15/10		40	44
CMS Energy Corp.
7.50%, 1/15/09	(a)	445	459
Colorado Interstate Gas Co.
6.80%, 11/15/15		240	257
Ipalco Enterprises, Inc.
8.38%, 11/14/08		250	259
8.63%, 11/14/11		85	92
Nevada Power Co.
8.25%, 6/1/11	(a)	210	232
9.00%, 8/15/13		182	197
Northwest Pipeline Corp.
8.13%, 3/1/10		55	58
Ormat Funding Corp.
8.25%, 12/30/20	(a)	444	451
PSEG Energy Holdings LLC
8.63%, 2/15/08		140	143
Williams Cos., Inc.
7.88%, 9/1/21	(a)	590	652
			3,435
Wireless Communications (0.9%)
American Tower Corp.
7.13%, 10/15/12	(a)	240	248
7.50%, 5/1/12		230	240
			488
Total Fixed Income Securities (Cost $47,940)			47,873
		Shares
Common Stocks (0.0%)
Media (0.0%)
Cyprion Media Network	(g)	4,378	1
Telecommunications (0.0%)
ION Media Networks, Inc.	(b)(g)	44,204	4
SW Acquisition LP	(g)	1	@—
Viatel Holding Bermuda Ltd.	(g)	329	@—
XO Holdings, Inc.	(a)(g)	284	1

			5
Utilities (0.0%)
PNM Resources, Inc.		60	2
Total Common Stocks (Cost $573)			8
Preferred Stocks (0.0%)
Broadcasting (0.0%)
ION Media Networks, Inc., PIK		1	8
ION Media Networks, Inc., (Convertible) PIK		1	7
Total Preferred Stocks (Cost $@—)			15
		No. of
		Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(g)	570	1
XO Holdings, Inc., Series B, expiring 1/16/10	(g)	426	@—
XO Holdings, Inc., Series C, expiring 1/16/10	(g)	426	@—
			1
Utilities (0.0%)
SW Acquisition LP, expiring 4/01/11	(b)(f)(g)(i)	570	@—
Total Warrants (Cost $3)			1
		Face
		Amount
		(000)
Short-Term Investments (29.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (21.0%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (c)	246	246
Alliance & Leicester plc, 5.33%, 4/10/07	(c)	176	176
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07		85	85
Bancaja, 5.36%, 4/19/07	(c)	88	88
Bank of America Corp., 5.32%, 4/2/07	(c)	281	281
Bank of New York Co., Inc., 5.32%, 4/10/07	(c)	88	88
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(c)	175	175
BNP Paribas plc, 5.33%, 5/21/07	(c)	175	175
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(c)	351	351
CIC, New York,
5.30%, 4/3/07	(c)	123	123
5.34%, 4/2/07	(c)	175	175
CIT Group Holdings, 5.37%, 7/18/07	(c)	316	316
Credit Suisse First Boston, New York,
5.29%, 5/15/07		105	105
5.32%, 4/2/07	(c)	175	175
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07		702	702
5.46%, 4/2/07		1,685	1,685
Dexia Bank, New York, 5.32%, 4/2/07	(c)	176	176
First Tennessee Bank, 5.33%, 4/17/07	(c)	88	88
Gemini Securitization Corp., 5.41%, 4/2/07		252	252
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(c)	88	88
5.55%, 4/2/07	(c)	165	165
HSBC Finance Corp., 5.33%, 4/10/07	(c)	88	88
Mane Funding Corp., 5.29%, 4/10/07		126	126
Manufacturers & Traders, 5.30%, 4/16/07	(c)	105	105
Marshall & Ilsley Bank, 5.37%, 12/17/07		176	176
Merrill Lynch & Co., 5.33%, 4/26/07	(c)	92	92
Metropolitan Life Global Funding,
5.31%, 4/23/07	(c)	263	263
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(c)	176	176

5.34%, 4/2/07	(c)	176	176
National Australia Bank Ltd., 5.31%, 4/10/07	(c)	133	133
National City Bank Cleveland, 5.32%, 4/2/07	(c)	88	88
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(c)	351	351
Nationwide Building Society, 5.43%, 6/28/07	(c)	204	204
Nordea Bank, New York, 5.31%, 4/2/07	(c)	263	263
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07		104	104
Rheingold Securitization, 5.32%, 5/15/07		156	156
Sedna Finance, Inc., 5.32%, 5/15/07		45	45
Skandi, New York, 5.32%, 4/10/07	(c)	176	176
Toronto Dominion, New York, 5.32%, 5/29/07	(c)	176	176
Tulip Funding Corp., 5.36%, 4/30/07		349	349
UBS Securities LLC, 5.40%, 4/2/07		1,725	1,725
Unicredito Delaware, Inc., 5.32%, 4/16/07	(c)	193	193
Unicredito Italiano Bank (Ireland) plc, 5.34%, 4/10/07	(c)	123	123
			11,003
Repurchase Agreement (8.1%)
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 4/2/07, repurchase price $4,234		4,232	4,232
Total Short-Term Investments (Cost $15,235)			15,235
Total Investments (120.3%) (Cost $63,751) — including $10,805 of Securities Loaned			63,132
Liabilities in Excess of Other Assets (-20.3%)			(10,649)
Net Assets (100%)			$52,483

(a)

All or a portion of security on loan at March 31, 2007. At March 31, 2007 the Portfolio had loaned securities with a total value of $10,805,000. This was secured by collateral of $11,003,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2007.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
(e)	Security is in default.
(f)	Security was valued at fair value — At March 31, 2007, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(g)	Non-income producing security.
(h)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(i)	Security has been deemed illiquid at March 31, 2007.
@	Face Amount/Value is less than $500.
DEM	German Mark
EUR	Euro
MXN	Mexican Peso
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
REIT	Real Estate Investment Trust
+	At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $63,751,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $619,000 of which $1,745,000 related to appreciated securities and $2,364,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	270	$361	4/30/07	USD	352	$352	(9)
EUR	537	718	4/30/07	USD	699	699	(19)
EUR	731	977	4/30/07	USD	952	952	(25)
		$2,056				$2,003	$(53)

USD        — United States Dollar

The Universal Institutional Funds, Inc.

International Growth Equity Portfolio

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
Common Stocks (98.4%)
Australia (1.8%)
BHP Billiton Ltd.		8,773	$212
Austria (4.5%)
Andritz AG		769	193
Erste Bank der Oesterreichischen Sparkassen AG		2,993	233
Telekom Austria AG		4,457	111
			537
Canada (1.5%)
EnCana Corp.		3,400	172
Finland (3.8%)
Fortum Oyj		5,491	160
Kone Oyj, Class B		2,956	169
Neste Oil Oyj		3,685	127
			456
France (10.4%)
AXA S.A.		5,540	235
BNP Paribas		1,536	160
Cie Generale d’Optique Essilor International S.A.		1,653	190
LVMH Moet Hennessy Louis Vuitton S.A.		1,120	124
Schneider Electric S.A.		1,196	152
Total S.A.		3,475	244
Vallourec		487	125
			1,230
Germany (7.7%)
Celesio AG		2,762	174
Continental AG		1,961	253
Deutsche Bank AG (Registered)		1,156	156
E.ON AG		1,632	222
SAP AG		2,545	113
			918
Greece (3.2%)
Coca Cola Hellenic Bottling Co. S.A.		4,025	169
National Bank of Greece S.A.		3,898	207
			376
Hong Kong (5.7%)
China Resources Power Holdings Co.		114,000	175
CNOOC Ltd.		168,900	148
Esprit Holdings Ltd.		16,000	187
Parkson Retail Group Ltd.		25,400	166
			676
India (2.7%)
Bharti Airtel Ltd.	(a)(c)	8,700	154
ICICI Bank Ltd. ADR		4,500	165
			319
Ireland (4.6%)
Allied Irish Banks plc		5,328	158
Anglo Irish Bank Corp. plc		11,384	243
CRH plc		3,342	143
			544
Israel (1.1%)
Teva Pharmaceutical Industries Ltd. ADR		3,600	135
Japan (17.8%)
Canon, Inc.		3,100	167
Casio Computer Co. Ltd.		6,700	147
Credit Saison Co. Ltd.		3,200	105
Daiwa Securities Group, Inc.		12,000	145
Hoya Corp.		3,300	109
Kobe Steel Ltd.		36,000	145
Kubota Corp.		15,000	132

Nippon Electric Glass Co. Ltd.		7,500	131
ORIX Corp.		440	115
Sharp Corp.		8,000	154
Shin-Etsu Chemical Co. Ltd.		2,000	122
Sumitomo Realty & Development Co. Ltd		6,000	228
Terumo Corp.		3,500	136
Toray Industries, Inc.		18,000	130
Toyota Motor Corp.		2,300	147
			2,113
Mexico (2.9%)
America Movil S.A. de C.V., Class L ADR		3,200	153
Wal-Mart de Mexico S.A. de C.V. ADR		4,500	193
			346
Netherlands (3.9%)
ING Groep N.V. CVA		5,329	225
Reed Elsevier N.V.		6,268	111
Royal Numico N.V.		2,537	131
			467
Norway (2.9%)
Telenor ASA		10,610	189
TGS Nopec Geophysical Co., ASA	(a)	6,763	156
			345
Singapore (3.0%)
DBS Group Holdings Ltd.		9,000	127
Keppel Corp. Ltd.		18,000	225
			352
Spain (1.5%)
Banco Popular Espanol S.A.		8,413	174
Sweden (2.4%)
Getinge AB, Class B		6,931	158
Telefonaktiebolaget LM Ericsson, Class B		33,134	122
			280
Switzerland (7.1%)
ABB Ltd.		11,235	192
EFG International (Registered)	(a)	1,665	73
Nestle S.A. (Registered)		451	176
Novartis AG (Registered)		2,068	118
Roche Holding AG		735	130
SGS S.A.		123	147
			836
Turkey (0.7%)
Akbank T.A.S. ADR		6,352	85
United Kingdom (9.2%)
Barclays plc		12,353	175
Capita Group plc		11,011	148
Prudential plc		10,224	144
Reckitt Benckiser plc		3,216	167
Royal Bank of Scotland Group plc		4,297	168
SABMiller plc		6,101	134
Tesco plc		18,126	159
			1,095
Total Common Stocks (Cost $10,399)			11,668
		Face
		Amount
		(000)
Short-Term Investment (0.9%)
Repurchase Agreement (0.9%)
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 4/2/07, repurchase price $109 (Cost $109)	$ (b)	109	109
Total Investments + (99.3%) (Cost $10,508)			11,777
Other Assets in Excess of Liabilities (0.7%)			80
Net Assets (100%)			$11,857

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% t o 7.43%, due 5/7/07 to 3/2/21;

Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(c)	Security was valued at fair value - At March 31, 2007, the Fund held $153,974 of fair valued securities, representing 1.3% of net assets.
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $10,508,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,269,000 of which $1,421,000 related to appreciated securities and $152,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

International Magnum

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)
Common Stocks (89.0%)
Australia (3.1%)
Australia & New Zealand Banking Group Ltd.	21,640	$520
BHP Billiton Ltd.	123,748	2,993
QBE Insurance Group Ltd.	20,750	530
Rio Tinto Ltd.	14,200	905
Tattersall’s Ltd.	131,200	547
Wesfarmers Ltd.	17,500	534
Westpac Banking Corp.	24,200	516
		6,545
Austria (2.8%)
Andritz AG	7,387	1,853
Erste Bank der Oesterreichischen Sparkassen AG	30,373	2,365
Telekom Austria AG	65,518	1,638
		5,856
Belgium (0.3%)
Umicore	3,483	619
Finland (1.9%)
Fortum Oyj	43,163	1,259
Kone Oyj, Class B	29,135	1,664
Neste Oil Oyj	33,952	1,170
		4,093
France (9.2%)
AXA S.A.	47,103	1,997
BNP Paribas	27,631	2,886
Cie Generale d’Optique Essilor International S.A.	13,442	1,544
Electricite de France	11,242	943
France Telecom S.A.	43,613	1,152
Gaz de France	18,907	877
Lafarge S.A.	7,795	1,226
LVMH Moet Hennessy Louis Vuitton S.A.	11,274	1,251
Renault S.A.	4,433	518
Sanofi-Aventis S.A.	13,487	1,173
Schneider Electric S.A.	18,862	2,395
Total S.A.	34,686	2,430
Vallourec	4,557	1,166
		19,558
Germany (7.7%)
Allianz AG (Registered)	6,957	1,429
Bayerische Motoren Werke AG	14,240	840
Celesio AG	25,753	1,618
Commerzbank AG	26,667	1,180
Continental AG	19,045	2,462
Deutsche Bank AG (Registered)	11,763	1,585
E.ON AG	14,291	1,943
Fresenius Medical Care AG	2,667	388
MAN AG	11,491	1,337
Muenchener Rueckversicherungs AG (Registered)	6,882	1,164
SAP AG	24,215	1,079
Siemens AG (Registered)	12,630	1,350
		16,375
Greece (2.6%)
Coca Cola Hellenic Bottling Co. S.A.	38,922	1,638
EFG Eurobank Ergasias S.A.	19,556	799
National Bank of Greece S.A.	56,953	3,020
		5,457
Hong Kong (4.0%)
Cheung Kong Holdings Ltd.	33,000	418
China Resources Power Holdings Co.	1,036,000	1,588
CNOOC Ltd.	1,521,000	1,333
Esprit Holdings Ltd.	178,800	2,097
Great Eagle Holdings Co.	138,000	468
Hang Seng Bank Ltd.	28,200	401
MTR Corp.	158,500	397
New World Development Ltd.	179,000	406
Parkson Retail Group Ltd.	229,700	1,499

			8,607
India (1.3%)
Bharti Airtel Ltd.	(a)(c)	81,700	1,446
ICICI Bank Ltd. ADR		36,100	1,327
			2,773
Ireland (2.3%)
Allied Irish Banks plc		45,666	1,355
Anglo Irish Bank Corp. plc		103,409	2,210
CRH plc (Dublin Shares)		33,082	1,414
			4,979
Israel (0.6%)
Teva Pharmaceutical Industries Ltd. ADR		35,400	1,325
Italy (1.2%)
ENI S.p.A.		37,339	1,215
UniCredito Italiano S.p.A.		131,821	1,255
			2,470
Japan (19.5%)
Amada Co., Ltd.		29,000	332
Astellas Pharma, Inc.		9,900	427
Canon, Inc.		44,200	2,374
Casio Computer Co., Ltd.		77,600	1,699
Credit Saison Co., Ltd.		28,000	922
Dai Nippon Printing Co., Ltd.		17,000	268
Daicel Chemical Industries Ltd.		45,000	307
Daifuku Co., Ltd.		19,000	275
Daiichi Sankyo Co., Ltd.		15,000	460
Daikin Industries Ltd.		12,700	442
Daiwa Securities Group, Inc.		107,000	1,292
Denki Kagaku Kogyo KK		69,000	323
East Japan Railway Co.		43	335
FamilyMart Co., Ltd.		10,200	284
Fuji Machine Manufacturing Co., Ltd.		7,100	115
Fuji Photo Film Co., Ltd.		11,900	487
Fujitec Co., Ltd.		12,000	82
Fujitsu Ltd.		63,000	420
Furukawa Electric Co., Ltd.		55,000	336
Hitachi Capital Corp.		14,500	290
Hitachi High-Technologies Corp.		4,400	120
Hitachi Ltd.		63,000	489
House Foods Corp.		9,300	159
Hoya Corp.		32,800	1,088
Kaneka Corp.		32,000	305
Kobe Steel Ltd.		346,000	1,395
Kubota Corp.		136,000	1,192
Kurita Water Industries Ltd.		16,100	389
Kyocera Corp.		4,600	434
Kyudenko Corp.		11,000	69
Lintec Corp.		8,300	164
Maeda Road Construction Co., Ltd.		7,000	55
Matsushita Electric Industrial Co., Ltd.		31,000	625
Minebea Co., Ltd.		36,000	223
Mitsubishi Chemical Holdings Corp.		47,000	400
Mitsubishi Corp.		25,800	599
Mitsubishi Heavy Industries Ltd.		93,000	601
Mitsui Mining & Smelting Co., Ltd.		30,000	165
Mitsumi Electric Co., Ltd.		13,200	437
Nagase & Co., Ltd.		13,000	164
NEC Corp.		77,000	413
Nifco, Inc.		10,300	267
Nintendo Co., Ltd.		3,000	872
Nippon Electric Glass Co., Ltd.		52,500	920
Nippon Meat Packers, Inc.		18,000	220
Nippon Sheet Glass Co., Ltd.		25,000	131
Nippon Steel Corp.		28,000	197
Nippon Telegraph & Telephone Corp.		54	286
Nissan Motor Co., Ltd.		57,600	617
Nissha Printing Co., Ltd.		3,000	79
Nisshinbo Industries, Inc.		15,000	188
Obayashi Corp.		43,000	277
Ono Pharmaceutical Co., Ltd.		6,300	353
ORIX Corp.		4,270	1,112
Ricoh Co., Ltd.		28,000	631
Rinnai Corp.		4,800	128
Rohm Co., Ltd.		3,500	318
Ryosan Co., Ltd.		7,600	195
Sanki Engineering Co., Ltd.		4,000	26

Sanwa Shutter Corp.		32,000	199
Sekisui Chemical Co., Ltd.		38,000	303
Sekisui House Ltd.		22,000	342
Sharp Corp.		69,000	1,329
Shin-Etsu Chemical Co., Ltd.		17,700	1,080
Shin-Etsu Polymer Co., Ltd.		14,000	171
Sony Corp.		8,900	452
Sumitomo Realty & Development Co., Ltd.		53,000	2,010
Suzuki Motor Corp.		16,300	423
TDK Corp.		4,800	416
Teijin Ltd.		50,000	282
Terumo Corp.		31,100	1,211
Toho Co., Ltd.		5,700	111
Tokyo Electric Power Co., Inc.		5,600	192
Toray Industries, Inc.		163,000	1,179
Toshiba Corp.		91,000	608
Toyo Ink Manufacturing Co., Ltd.		25,000	93
Toyoda Gosei Co., Ltd.		4,000	95
Toyota Motor Corp.		33,600	2,153
Tsubakimoto Chain Co.		35,000	220
Yamaha Corp.		16,400	366
Yamaha Motor Co., Ltd.		12,300	344
			41,352
Mexico (0.7%)
America Movil S.A. de C.V., Class L ADR		29,667	1,418
Netherlands (3.5%)
ING Groep N.V. CVA		45,375	1,918
Royal Dutch Shell plc, Class A		67,001	2,230
Royal Numico N.V.		23,708	1,223
TNT N.V.		19,675	902
Wolters Kluwer N.V. CVA		35,921	1,078
			7,351
Norway (2.1%)
Telenor ASA		130,910	2,326
TGS Nopec Geophysical Co., ASA	(a)	88,101	2,036
			4,362
Singapore (2.3%)
CapitaCommercial Trust REIT		52,420	96
CapitaLand Ltd.		151,000	796
City Developments Ltd.		43,000	414
DBS Group Holdings Ltd.		82,000	1,157
Keppel Corp., Ltd.		160,000	2,004
Oversea-Chinese Banking Corp.		41,600	247
SembCorp Industries Ltd.		80,480	270
			4,984
Spain (2.5%)
Altadis S.A.		17,097	1,098
Banco Bilbao Vizcaya Argentaria S.A.		54,902	1,348
Banco Popular Espanol S.A.		83,557	1,724
Telefonica S.A.		56,636	1,248
			5,418
Sweden (2.1%)
Getinge AB, Class B		58,005	1,321
Sandvik AB		55,308	982
Telefonaktiebolaget LM Ericsson, Class B		588,162	2,165
			4,468
Switzerland (7.7%)
ABB Ltd. (Registered)		106,175	1,818
Compagnie Financiere Richemont AG, Class A		20,930	1,170
EFG International (Registered)	(a)	14,945	652
Nestle S.A. (Registered)		8,496	3,309
Nobel Biocare Holding AG		1,976	720
Novartis AG (Registered)		44,775	2,568
Roche Holding AG		15,118	2,675
SGS S.A. (Registered)		1,178	1,407
UBS AG (Registered)		18,095	1,075
Zurich Financial Services AG (Registered)		3,457	998
			16,392
Turkey (0.5%)
Akbank T.A.S.		30,560	204
Akbank T.A.S. ADR		67,744	908
			1,112
United Kingdom (11.1%)
Anglo American plc		22,228	1,171
Aviva plc		35,040	516
BAE Systems plc		117,176	1,061

Barclays plc			183,709	2,606
Capita Group plc			110,553	1,485
GlaxoSmithKline plc			52,546	1,444
HSBC Holdings plc			105,301	1,843
Imperial Tobacco Group plc			20,466	916
Man Group plc			59,710	652
Prudential plc			98,853	1,396
Reckitt Benckiser plc			31,234	1,626
Reed Elsevier plc			143,375	1,714
Rolls-Royce Group plc	(a)		83,617	813
Rolls-Royce Group plc, Class B			4,950,126	10
Royal Bank of Scotland Group plc			40,833	1,594
SABMiller plc			57,821	1,269
Tesco plc			315,659	2,760
WM Morrison Supermarkets plc			128,521	781
				23,657
Total Common Stocks (Cost $150,590)				189,171
Preferred Stock (0.1%)
Germany (0.1%)
Fresenius AG (Cost $143)			1,793	143
			Face
			Amount
			(000)
Short-Term Investment (8.6%)
Repurchase Agreement (8.6%)
J.P. Morgan Securities, Inc. 5.28%, dated 3/30/07, due 4/2/07 repurchase price $18,297 (Cost $18,289)	$	(b)	18,289	18,289
Total Investments + (97.7%) (Cost $169,022)				207,603
Other Assets in Excess of Liabilities (2.3%)				4,923
Net Assets (100%)				$212,526

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00% due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(c)	Security was valued at fair value - At March 31, 2007, the Fund held $1,445,939 of fair valued securities, representing 0.7% of net assets.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $169,022,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $38,581,000 of which $40,103,000 related to appreciated securities and $1,522,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to				In			Appreciation
Deliver		Value	Settlement	Exchange		Value	(Depreciation)
(000)		(000)	Date	For (000)		(000)	(000)
AUD	1,150	$928	6/14/07	USD	921	$921	$(7)
EUR	484	649	6/14/07	USD	641	641	(8)
EUR	2,055	2,753	6/14/07	USD	2,720	2,720	(33)
EUR	4,881	6,539	6/14/07	USD	6,466	6,466	(73)
EUR	483	647	6/14/07	USD	645	645	(2)
EUR	456	610	4/2/07	USD	608	608	(2)
GBP	853	1,678	6/14/07	USD	1,648	1,648	(30)
GBP	376	740	6/14/07	USD	727	727	(13)
GBP	1,145	2,253	6/14/07	USD	2,212	2,212	(41)
GBP	600	1,181	6/14/07	USD	1,177	1,177	(4)
JPY	92,353	791	6/14/07	USD	794	794	3
JPY	414,051	3,547	6/14/07	USD	3,560	3,560	13
JPY	161,924	1,387	6/14/07	USD	1,393	1,393	6
JPY	75,499	647	6/14/07	USD	650	650	3
USD	3,708	3,708	6/14/07	AUD	4,727	3,816	108
USD	2,713	2,713	6/14/07	AUD	3,467	2,799	86
USD	81	81	6/14/07	AUD	104	84	3
USD	119	119	6/14/07	AUD	148	119	-
USD	5,331	5,331	6/14/07	EUR	4,025	5,392	61
USD	702	702	6/14/07	EUR	530	710	8
USD	2,456	2,456	6/14/07	EUR	1,856	2,486	30
USD	1,776	1,776	6/14/07	EUR	1,341	1,796	20
USD	581	581	6/14/07	EUR	433	580	(1)
USD	44	44	4/5/07	EUR	33	44	-
USD	4,680	4,680	6/14/07	GBP	2,423	4,766	86
USD	13,896	13,896	6/14/07	GBP	7,191	14,146	250
USD	1,293	1,293	6/14/07	GBP	669	1,317	24
USD	7,796	7,796	6/14/07	GBP	4,037	7,942	146
USD	838	838	6/14/07	GBP	426	837	(1)
USD	4,567	4,567	6/14/07	JPY	530,739	4,547	(20)
USD	6,537	6,537	6/14/07	JPY	760,287	6,513	(24)
USD	158	158	6/14/07	JPY	18,385	158	-
USD	735	735	6/14/07	JPY	85,357	731	(4)
USD	306	306	6/14/07	JPY	35,568	305	(1)
USD	20	20	4/2/07	JPY	2,310	20	-
USD	189	189	6/14/07	JPY	22,049	189	-
		$82,876				$83,459	$583

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

					Net
					Unrealized
		Number			Appreciation
		of	Value	Expiration	(Depreciation)
		Contracts	(000)	Date	(000)
Long:
	DJ Euro Stoxx 50
	(Germany)	157	$8,620	Jun-07	$214

	FTSE 100 Index
	(United Kingdom)	32	3,984	Jun-07	41

	TOPIX Index
	(Japan)	49	7,138	Jun-07	230
					$485

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
Common Stocks (93.3%)
Advertising Agencies (5.3%)
Focus Media Holdings Ltd. ADR	(a)	47,222	$3,705
Lamar Advertising Co., Class A		74,811	4,711
Monster Worldwide, Inc.	(a)	196,919	9,328
			17,744
Air Transport (2.3%)
Expeditors International Washington, Inc.		187,408	7,744
Building: Cement (1.4%)
Texas Industries, Inc.		62,881	4,749
Casinos & Gambling (2.9%)
Wynn Resorts Ltd.		100,264	9,511
Chemicals (1.1%)
Cabot Corp.		74,986	3,579
Communications Technology (1.8%)
Crown Castle International Corp.	(a)	191,655	6,158
Computer Services Software & Systems (6.2%)
Baidu.Com ADR	(a)	36,861	3,559
Equinix, Inc.	(a)	56,682	4,854
NHN Corp.	(a)	22,512	3,302
Salesforce.com, Inc.	(a)	118,244	5,063
Tencent Holdings Ltd.		1,154,000	3,766
			20,544
Diversified (0.9%)
St. Joe Co. (The)		59,528	3,114
Diversified Financial Services (1.3%)
Calamos Asset Management, Inc., Class A		189,986	4,241
Education Services (1.5%)
Apollo Group, Inc., Class A	(a)	110,575	4,854
Electronics: Semi-Conductors/Components (1.2%)
Tessera Technologies, Inc.	(a)	101,714	4,042
Energy — Miscellaneous (7.0%)
Southwestern Energy Co.	(a)	209,968	8,605
Ultra Petroleum Corp.	(a)	273,357	14,523
			23,128
Financial — Miscellaneous (0.9%)
Brown & Brown, Inc.		114,966	3,106
Health Care Services (4.6%)
Dade Behring Holdings, Inc.		200,060	8,772
Stericycle, Inc.	(a)	80,229	6,539
			15,311
Homebuilding (2.9%)
Desarrolladora Homex S.A. de CV ADR	(a)	86,195	4,995
NVR, Inc.	(a)	6,852	4,557
			9,552
Hotel/Motel (4.0%)
Choice Hotels International, Inc.		90,926	3,221
Hilton Hotels Corp.		97,317	3,500
Intercontinental Hotels Group plc ADR		266,889	6,600
			13,321
Insurance: Property & Casualty (1.4%)
Alleghany Corp.	(a)	12,575	4,698

Investment Management Companies (2.1%)
Fortress Investment Group LLC, Class A		13,760	395
Janus Capital Group, Inc.		315,244	6,592
			6,987
Manufacturing (1.4%)
Pentair, Inc.		148,757	4,635
Medical & Dental Instruments & Supplies (2.3%)
Techne Corp.	(a)	133,380	7,616
Paper (0.9%)
MeadWestvaco Corp.		97,671	3,012
Radio & TV Broadcasters (3.3%)
Grupo Televisa S.A. ADR		366,122	10,911
Real Estate (0.7%)
Forest City Enterprises, Inc., Class A		34,708	2,297
Restaurants (2.4%)
Wendy’s International, Inc.		250,972	7,855
Retail (10.7%)
Abercrombie & Fitch Co.		125,734	9,516
Amazon.Com, Inc.	(a)	243,236	9,678
Autozone, Inc.	(a)	51,435	6,591
Expedia, Inc.	(a)	150,810	3,496
PetSmart, Inc.		92,835	3,060
Urban Outfitters, Inc.	(a)	127,440	3,378
			35,719
Savings & Loan (1.4%)
Peoples Bank Of Bridgeport, CT		104,154	4,624
Services: Commercial (11.0%)
ChoicePoint, Inc.	(a)	155,016	5,802
Corporate Executive Board Co.		155,207	11,790
Iron Mountain, Inc.	(a)	280,501	7,329
ITT Educational Services, Inc.	(a)	42,768	3,485
Leucadia National Corp.		170,243	5,009
Weight Watchers International, Inc.		66,801	3,079
			36,494
Shipping (3.0%)
C.H. Robinson Worldwide, Inc.		206,678	9,869
Steel (1.2%)
Chaparral Steel Co.		70,405	4,095
Utilities: Gas Pipelines (1.0%)
Questar Corp.		36,871	3,289
Utilities: Telecommunications (3.2%)
NII Holdings, Inc.	(a)	144,959	10,753
Wholesalers (2.0%)
Li & Fung Ltd.		2,082,000	6,542
Total Common Stocks (Cost $271,516)			310,094
Investment Company (2.6%)
Aeroplan Income Fund
(Cost $7,840)		518,958	8,766
		Face
		Amount
		(000)
Short-Term Investment (5.0%)
Repurchase Agreement (5.0%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $16,705
(Cost $16,698)	$ (b)	16,698	16,698
Total Investments + (100.9%) (Cost $296,054)			335,558
Liabilities in Excess of Other Assets (-0.9%)			(3,135)
Net Assets (100%)			$332,423

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00% due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depository Receipt
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $296,054,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $39,504,000 of which $45,255,000 related to appreciated securities and $5,751,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
Common Stocks (97.3%)
Aluminum (1.6%)
Kaiser Aluminum Corp.	(a)	11,700	$913
Biotechnology Research & Production (0.4%)
Microbia, Inc.	(c)	36,808	230
Building: Cement (1.9%)
Texas Industries, Inc.		14,620	1,104
Cable Television Services (0.5%)
Charter Communications, Inc., Class A	(a)	96,542	269
Casinos & Gambling (0.4%)
Lakes Entertainment, Inc.	(a)	18,619	208
Communications & Media (0.6%)
CKX, Inc.	(a)	33,432	371
Communications Technology (0.8%)
3Com Corp.	(a)	114,139	446
Computer Services Software & Systems (9.9%)
Bankrate, Inc.	(a)	10,527	371
Blackboard, Inc.	(a)	18,378	618
Convera Corp.	(a)	23,321	73
Equinix, Inc.	(a)	21,643	1,853
Forrester Research, Inc.	(a)	20,780	589
IHS, Inc.	(a)	38,616	1,588
Websense, Inc.	(a)	23,094	531
			5,623
Consumer Electronics (0.9%)
CNET Networks, Inc.	(a)	58,034	506
Consumer Staples — Miscellaneous (1.0%)
Peet’s Coffee & Tea, Inc.	(a)	20,302	561
Diversified (0.8%)
Beacon Roofing Supply, Inc.	(a)	26,944	436
Diversified Financial Services (0.9%)
Endeavor Acquisition Corp.	(a)	47,026	510
Drugs & Pharmaceuticals (1.8%)
Flamel Technologies ADR	(a)	3,893	100
Gen-Probe, Inc.	(a)	11,774	554
Noven Pharmaceuticals, Inc.	(a)	16,608	385
			1,039
Education Services (5.0%)
Ambassadors Group, Inc.		32,678	1,086
Strayer Education, Inc.		13,922	1,740
			2,826
Electronics (0.3%)
Omnivision Technologies, Inc.	(a)	12,926	168
Electronics: Semi-Conductors/Components (1.9%)
Tessera Technologies, Inc.	(a)	27,968	1,111
Energy — Miscellaneous (1.3%)
Quicksilver Resources, Inc.	(a)	18,621	740
Engineering & Contracting Services (2.7%)
Grupo Aeroportuario del Pacifico S.A. de CV ADR		35,448	1,524
Entertainment (2.3%)
Vail Resorts, Inc.	(a)	24,394	1,325
Forest Products (0.6%)
Deltic Timber Corp.		7,373	354
Homebuilding (2.3%)
Brookfield Homes Corp.		16,173	519
Gafisa S.A. ADR	(a)	32,072	818

			1,337
Hotel/Motel (4.0%)
Gaylord Entertainment Co.	(a)	32,477	1,717
Orient Express Hotels Ltd., Class A		9,360	560
			2,277
Household Furnishings (1.0%)
Select Comfort Corp.	(a)	31,349	558
Industrial Products (0.6%)
Mueller Water Products, Inc.		24,412	337
Insurance: Multi-Line (0.5%)
Pico Holding, Inc.	(a)	6,297	269
Insurance: Property & Casualty (1.0%)
Alleghany Corp.	(a)	1,518	567
Investment Banking (2.7%)
Greenhill & Co., Inc.		24,763	1,520
Leisure Time (3.6%)
Aruze Corp.		23,000	802
Pool Corp.		34,686	1,242
			2,044
Machinery: Industrial/Specialty (1.0%)
Middleby Corp.	(a)	4,338	572
Medical & Dental Instruments & Supplies (3.0%)
Techne Corp.	(a)	30,030	1,715
Oil: Crude Producers (0.6%)
GMX Resources, Inc.	(a)	11,683	359
Oil: Integrated Domestic (1.3%)
Delta Petroleum Corp.	(a)	32,946	756
Printing & Copying Services (1.2%)
VistaPrint Ltd.	(a)	17,116	656
Publishing — Miscellaneous (3.6%)
Morningstar, Inc.	(a)	39,301	2,030
Real Estate (0.7%)
Grubb & Ellis Co.	(a)	33,188	390
Real Estate Investment Trusts (0.5%)
Consolidated-Tomoka Land Co.		4,122	311
Restaurants (4.9%)
BJ’s Restaurants, Inc.	(a)	33,385	705
Jamba, Inc.	(a)	60,458	555
P.F. Chang’s China Bistro, Inc.	(a)	36,615	1,534
			2,794
Retail (10.8%)
AFC Enterprises, Inc.	(a)	46,452	931
Blue Nile, Inc.	(a)	34,378	1,398
Build-A-Bear Workshop, Inc.	(a)	26,274	722
Citi Trends, Inc.	(a)	27,525	1,176
Ctrip.com International Ltd. ADR		15,272	1,023
Krispy Kreme Doughnuts, Inc.	(a)	43,625	444
NetFlix, Inc.	(a)	19,646	456
			6,150
Services: Commercial (8.7%)
Advisory Board Co. (The)	(a)	29,491	1,493
Ambassadors International, Inc.		12,792	590
Copart, Inc.	(a)	20,039	561
CoStar Group, Inc.	(a)	22,497	1,005
Macquarie Infrastructure Co. Trust		23,678	931
GMarket, Inc. ADR	(a)	22,253	387
			4,967
Steel (1.5%)
Chaparral Steel Co.		14,222	827
Technology — Miscellaneous (0.3%)
Housevalues, Inc.	(a)	32,121	163
Telecommunications Equipment (2.6%)
FiberTower Corp.	(a)	26,034	135

SBA Communications Corp., Class A	(a)	46,912	1,386
			1,521
Textile Apparel Manufacturers (1.0%)
Carter’s, Inc.	(a)	22,058	559
Toys (1.4%)
Marvel Entertainment, Inc.	(a)	28,075	779
Transportation — Miscellaneous (0.3%)
Integrated Distribution Services Group		74,000	180
Truckers (2.1%)
Landstar System, Inc.		26,009	1,192
Utilities: Telecommunications (0.5%)
IDT Corp., Class B		26,477	301
Total Common Stocks (Cost $48,163)			55,395
		Face
		Amount
		(000)
Short-Term Investment (3.7%)
Repurchase Agreement (3.7%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $2,121
(Cost $2,120)	$ (b)	2,120	2,120
Total Investments + (101.0%) (Cost $50,283)			57,515
Liabilities in Excess of Other Assets (-1.0%)			(580)
Net Assets (100%)			$56,935

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(c)	Securities were valued at fair value — At March 31, 2007, the Portfolio held a fair valued security valued at $230,000 representing 0.4% of net assets.
ADR	American Depositary Receipt
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $50,283,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $7,232,000 of which $9,342,000 related to appreciated securities and $2,110,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

U.S. Mid Cap Value Portfolio

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
Common Stocks (96.1%)
Aerospace & Defense (2.6%)
Goodrich Corp.		251,440	$12,944
Automobiles (1.0%)
Ford Motor Co.		625,300	4,934
Biotechnology (2.6%)
Affymetrix, Inc.	(a)	347,100	10,437
Applera Corp. -Applied Biosystems Group		78,340	2,317
			12,754
Capital Markets (10.1%)
AG Edwards, Inc.		150,040	10,380
Amvescap plc ADR		433,310	9,576
Charles Schwab Corp. (The)		508,220	9,295
Lazard Ltd.		219,860	11,033
Northern Trust Corp.		155,150	9,331
			49,615
Chemicals (6.3%)
International Flavors & Fragrances, Inc.		263,059	12,422
Nalco Holding Co.		481,446	11,506
Valspar Corp.		252,400	7,024
			30,952
Commercial Services & Supplies (2.2%)
Pitney Bowes, Inc.		237,600	10,785
Communications Equipment (4.3%)
Andrew Corp.	(a)	899,000	9,521
Juniper Networks, Inc.	(a)	580,100	11,416
			20,937
Computers & Peripherals (3.2%)
Diebold, Inc.		325,250	15,518
Containers & Packaging (2.7%)
Sealed Air Corp.		417,180	13,183
Diversified Consumer Services (1.9%)
Apollo Group, Inc., Class A	(a)	212,600	9,333
Diversified Telecommunication Services (2.6%)
CenturyTel, Inc.		278,390	12,580
Electronic Equipment & Instruments (1.5%)
Flextronics International Ltd.	(a)	660,798	7,229
Energy Equipment & Services (1.7%)
Cameron International Corp.	(a)	136,210	8,553
Food & Staples Retailing (2.3%)
Rite Aid Corp.	(a)	1,978,550	11,416
Food Products (2.3%)
ConAgra Foods, Inc.		462,700	11,526
Health Care Equipment & Supplies (2.6%)
Beckman Coulter, Inc.		200,260	12,795
Health Care Providers & Services (3.7%)
Healthsouth Corp.	(a)	400,596	8,417
Owens & Minor, Inc.		223,500	8,209
Tenet Healthcare Corp.	(a)	242,280	1,558
			18,184
Household Durables (3.9%)
Newell Rubbermaid, Inc.		344,500	10,711
Snap-On, Inc.		179,530	8,635
			19,346
Independent Power Producers & Energy Traders (2.8%)
Constellation Energy Group, Inc.		160,719	13,974
Industrial Conglomerates (1.6%)

McDermott International, Inc.	(a)	159,790	7,827
Insurance (11.2%)
ACE Ltd.		231,060	13,184
Allied World Assurance Holdings Ltd.		291,550	12,464
Aspen Insurance Holdings Ltd.		373,350	9,785
Conseco, Inc.	(a)	363,040	6,281
Marsh & McLennan Cos., Inc.		452,450	13,252
			54,966
Internet & Catalog Retail (1.1%)
Amazon.Com, Inc.	(a)	141,950	5,648
Media (1.7%)
Dow Jones & Co., Inc.		246,400	8,493
Multi-Utilities (4.4%)
NiSource, Inc.		420,000	10,265
Wisconsin Energy Corp.		234,120	11,359
			21,624
Oil, Gas & Consumable Fuels (4.7%)
Amerada Hess Corp.		247,840	13,748
El Paso Corp.		648,900	9,389
			23,137
Personal Products (2.5%)
Estee Lauder Cos., Inc. (The)		247,150	12,073
Real Estate (2.7%)
KKR Financial Corp. REIT		490,000	13,441
Semiconductors & Semiconductor Equipment (1.1%)
Linear Technology Corp.		171,610	5,421
Software (0.0%)
CA, Inc.		5	@—
Specialty Retail (2.4%)
Office Depot, Inc.	(a)	339,040	11,914
Thrifts & Mortgage Finance (2.4%)
Hudson City Bancorp, Inc.		865,760	11,844
Total Common Stocks (Cost $393,677)			472,946
Investment Company (1.2%)
StreetTRACKS Gold Trust (Cost $4,786)	(a)	91,790	6,036
		Face
		Amount
		(000)
Short-Term Investment (3.3%)
Repurchase Agreement (3.3%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $16,056
(Cost $16,049)	$ (b)	16,049	16,049
Total Investments + (100.6%) (Cost $414,512)			495,031
Liabilities in Excess of Other Assets (-0.6%)			(2,767)
Net Assets (100%)			$492,264

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $414,512,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $80,519,000 of which $86,015,000 related to appreciated securities and $5,496,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
Common Stock (98.3%)
Diversified (4.8%)
Colonial Properties Trust REIT		200,188	$9,142
Forest City Enterprises, Inc., Class A		534,936	35,402
Vornado Realty Trust REIT		738,045	88,078
			132,622
Health Care (5.4%)
Assisted Living Concepts, Inc.	(a)	384,913	4,542
Cogdell Spencer, Inc. REIT		239,660	5,050
Health Care, Inc. REIT		46,875	2,058
Health Care Property Investors, Inc. REIT		687,465	24,769
Manor Care, Inc.		125,880	6,843
Senior Housing Properties Trust REIT		2,071,080	49,499
Sunrise Senior Living REIT		2,377,060	34,673
Tenet Healthcare Corp.	(a)	2,453,170	15,774
Universal Health Reality Income Trust REIT		168,030	6,007
			149,215
Industrial (4.2%)
AMB Property Corp. REIT		1,101,890	64,780
DCT Industrial Trust, Inc. REIT		41,970	497
Keystone Industrial Fund L.P.	(a)(b)(c)(d)	3,798,832	3,799
ProLogis REIT		715,885	46,482
			115,558
Lodging/Resorts (18.8%)
Gaylord Entertainment Co.	(a)	190,602	10,077
Hersha Hospitality Trust REIT		931,714	10,976
Hilton Hotels Corp.		2,342,235	84,227
Host Hotels & Resorts, Inc. REIT		5,434,911	142,993
LaSalle Hotel Properties REIT		7,940	368
Legacy Hotels REIT		2,890,732	33,928
Morgans Hotel Group Co.	(a)	1,101,300	23,138
Starwood Hotels & Resorts Worldwide, Inc.		2,113,944	137,089
Strategic Hotels & Resorts, Inc. REIT		2,649,465	60,593
Sunstone Hotel Investors, Inc. REIT		562,196	15,325
			518,714
Office (15.2%)
Beacon Capital Partners, Inc. REIT	(b)(c)(d)	271,300	818
Boston Properties, Inc. REIT		1,099,354	129,064
Brandywine Realty Trust REIT		1,986,044	66,354
BRCP REIT I, LLC	(a)(b)(c)(d)	4,069,166	2,901
BRCP REIT II, LLC	(a)(b)(c)(d)	2,924,429	2,924
Brookfield Properties Corp.		3,049,275	122,886
Cabot Industrial Value Fund L.P.	(c)(d)	5,200	2,600
Mack-Cali Realty Corp. REIT		1,211,900	57,723
Maguire Properties, Inc. REIT		61,200	2,176
Parkway Properties, Inc. REIT		103,475	5,407
Republic Property Trust REIT		464,180	5,333
SL Green Realty Corp. REIT		163,702	22,457
			420,643
Office/Industrial - Mixed (2.0%)
Highwoods Properties, Inc. REIT		382,307	15,097
Kilroy Realty Corp. REIT		53,576	3,951
Liberty Property Trust REIT		759,273	36,992
			56,040
Paper (1.2%)
Plum Creek Timber Co., Inc. REIT		861,910	33,976
Residential Apartments (20.5%)
American Campus Communities, Inc. REIT		273,160	8,274
Apartment Investment & Management Co. REIT		3,895	225

Archstone-Smith Trust REIT		1,729,429	93,873
Atlantic Gulf Communities Corp.	(a)(b)(d)	261,572	@—
AvalonBay Communities, Inc. REIT		806,094	104,792
BRE Properties, Inc. REIT		788,380	49,786
Brookfield Homes Corp.		440,145	14,129
Camden Property Trust REIT		40,705	2,862
Equity Residential REIT		3,597,111	173,489
Essex Property Trust, Inc. REIT		363,454	47,060
GMH Communities Trust REIT		395,530	3,951
Mid-America Apartment Communities, Inc. REIT		255,769	14,389
Post Properties, Inc. REIT		1,191,903	54,506
			567,336
Residential Manufactured Homes (1.1%)
Equity Lifestyle Properties, Inc. REIT		582,883	31,482
Retail Regional Malls (15.8%)
General Growth Properties, Inc. REIT		1,440,122	92,989
Macerich Co. (The) REIT		899,601	83,087
Simon Property Group, Inc. REIT		2,214,467	246,359
Taubman Centers, Inc. REIT		259,572	15,053
			437,488
Retail Strip Centers (6.3%)
Acadia Realty Trust REIT		358,120	9,336
BPP Liquidating Trust	(a)(c)(d)	227,282	12
Cedar Shopping Centers, Inc. REIT		307,330	4,979
Equity One, Inc. REIT		4,250	113
Federal Realty Investment Trust REIT		833,053	75,491
Ramco-Gershenson Properties REIT		61,040	2,180
Regency Centers Corp. REIT		981,215	81,980
			174,091
Self Storage (3.0%)
Public Storage, Inc. REIT		848,724	80,349
Sovran Self Storage, Inc. REIT		59,756	3,311
			83,660
Total Common Stocks (Cost $1,826,464)			2,720,825
Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp.	(a)(b)(d)	79,420	@—
Atlantic Gulf Communities Corp., Series B	(a)(b)(c)(d)	2,003	@—
Atlantic Gulf Communities Corp., Series B (Convertible)	(a)(b)(c)(d)	57,048	@—
Total Preferred Stocks (Cost $2,892)			@—
		Face
		Amount
		(000)
Short-Term Investment (1.7%)
Repurchase Agreement (1.7%)
J.P. Morgan Securities, Inc. 5.28%,
dated 3/30/07, due 4/2/07
repurchase price $47,055 (Cost $47,034)	$ (e)	47,034	47,034
Total Investments + (100.0%) (Cost $1,876,390)			2,767,859
Liabilities in Excess of Other Assets (0.0%)			(1,085)
Net Assets (100%)			$2,766,774

(a)	Non-income producing security.
(b)

Restricted security not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 5/97-6/97 and has a current cost basis of $1,404,000. Atlantic Gulf Communities Corp., Preferred was acquired 2/00 and has a current cost basis of $794,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $20,000. Beacon Capital Partners, Inc. REIT was acquired 3/98 and has a current cost basis of $818,000. BRCP REIT I, LLC was acquired 5/30-1/06 and has a current cost basis of $2,901,000. BRCP REIT II, LLC was acquired 10/06 and has a current cost basis $2,924,000. Keystone Industrial Fund L.P. was acquired 10/05-3/07 and has a current cost basis of $3,799,000. At March 31, 2007, these securities had an aggregate market value of $10,442,000, representing 0.4% of net assets.

(c)	Security has been deemed illiquid at March 31, 2007.
(d)	Security was valued at fair value — At March 31, 2007, the Portfolio held $13,054,000 of fair valued securities, representing 0.5% of net assets.
(e)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to

7.00% due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $1,876,390,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $891,469,000 of which $897,444,000 related to appreciated securities and $5,975,000 related to depreciated securities.

@—	Face Amount/Value is less than $500.
REIT	Real Estate Investment Trust

The Universal Institutional Funds, Inc.

Value Portfolio

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
Common Stocks (97.5%)
Aerospace (0.1%)
L-3 Communications Holdings, Inc.		700	$61
Airlines (0.4%)
Southwest Airlines Co.		16,700	246
Beverages (3.3%)
Anheuser-Busch Cos., Inc.		10,500	530
Coca-Cola Co. (The)		36,800	1,766
			2,296
Capital Markets (2.6%)
Bank of New York Co., Inc. (The)		21,900	888
Merrill Lynch & Co., Inc.		11,500	939
			1,827
Chemicals (3.2%)
E.I. du Pont de Nemours & Co.		34,500	1,706
Rohm & Haas Co.		10,000	517
			2,223
Commercial Banks (9.5%)
Bank of America Corp.		48,600	2,479
Barclays plc ADR		2,600	148
PNC Financial Services Group, Inc.		8,600	619
SunTrust Banks, Inc.		2,500	208
U.S. Bancorp		10,800	378
Wachovia Corp.		30,813	1,696
Wells Fargo & Co.		31,600	1,088
			6,616
Communications Equipment (0.6%)
Cisco Systems, Inc.	(a)	7,900	202
Telefonaktiebolaget LM Ericsson ADR		6,100	226
			428
Computers & Peripherals (2.5%)
Dell, Inc.	(a)	37,100	861
Hewlett-Packard Co.		7,500	301
International Business Machines Corp.		6,100	575
			1,737
Diversified Financial Services (5.5%)
Citigroup, Inc.		56,900	2,921
JPMorgan Chase & Co.		18,600	900
			3,821
Diversified Telecommunication Services (4.8%)
AT&T, Inc.		31,000	1,222
Verizon Communications, Inc.		56,400	2,139
			3,361
Electric Utilities (0.2%)
American Electric Power Co., Inc.		3,500	171
Food & Staples Retailing (4.0%)
CVS/Caremark Corp.		27,400	935
Wal-Mart Stores, Inc.		39,500	1,855
			2,790
Food Products (5.4%)
Cadbury Schweppes plc ADR		22,800	1,171
Kraft Foods, Inc.		32,100	1,016
Unilever N.V. (NY Shares)		53,300	1,558
			3,745
Health Care Equipment & Supplies (0.7%)
Boston Scientific Corp.	(a)	34,800	506
Health Care Providers & Services (1.1%)
Cardinal Health, Inc.		10,400	759
Household Products (2.2%)
Kimberly-Clark Corp.		21,900	1,500
Industrial Conglomerates (1.0%)
General Electric Co.		20,100	711
Information Technology Services (0.7%)
First Data Corp.		7,800	210
Western Union Co (The)		11,700	257

			467
Insurance (6.8%)
Aflac, Inc.		8,200	386
American International Group, Inc.		10,700	719
Berkshire Hathaway, Inc., Class B	(a)	100	364
Chubb Corp.		26,180	1,353
Genworth Financial, Inc.		6,600	230
Hartford Financial Services Group, Inc.		2,800	268
Metlife, Inc.		8,200	518
Torchmark Corp.		6,300	413
Travelers Cos., Inc. (The)		9,420	488
			4,739
Internet & Catalog Retail (1.1%)
Liberty Media Corp. - Interactive	(a)	31,800	757
Internet Software & Services (0.4%)
McAfee, Inc.	(a)	10,400	302
Media (9.8%)
Clear Channel Communications, Inc.		11,509	403
Comcast Corp., Class A	(a)	57,400	1,490
Gannett Co., Inc.		6,000	338
Liberty Media Corp. - Capital	(a)	6,720	743
News Corp., Class B		33,500	820
Time Warner, Inc.		74,500	1,469
Viacom, Inc., Class B	(a)	35,450	1,457
Walt Disney Co.		1,800	62
			6,782
Metals & Mining (2.4%)
Alcoa, Inc.		49,300	1,671
Paper & Forest Products (3.3%)
International Paper Co.		63,975	2,329
Pharmaceuticals (17.8%)
Abbott Laboratories		19,000	1,060
Bristol-Myers Squibb Co.		72,700	2,018
Eli Lilly & Co.		25,400	1,364
GlaxoSmithKline plc ADR		29,700	1,641
Pfizer, Inc.		56,700	1,432
Roche Holding AG ADR		12,600	1,110
Sanofi-Aventis ADR		12,300	535
Schering-Plough Corp.		62,300	1,590
Wyeth		32,700	1,636
			12,386
Retail (0.3%)
Home Depot, Inc.		6,400	235
Semiconductors & Semiconductor Equipment (1.7%)
Intel Corp.		31,400	601
KLA-Tencor Corp.		4,000	213
Texas Instruments, Inc.		11,400	343
			1,157
Software (0.6%)
Microsoft Corp.		14,400	401
Specialty Retail (0.4%)
Lowe’s Cos., Inc.		8,500	268
Thrifts & Mortgage Finance (2.9%)
Fannie Mae		7,500	409
Freddie Mac		27,300	1,624
			2,033
Tobacco (1.8%)
Altria Group, Inc.		14,100	1,238
Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.		14,600	277
Total Common Stocks (Cost $58,688)			67,840
		Face
		Amount
		(000)
Short-Term Investment (2.0%)
Repurchase Agreement (2.0%)
J.P. Morgan Securities, Inc. 5.28%,
dated 3/30/07, due 4/2/07
repurchase price $1,411 (Cost $1,410)	$ (b)	1,410	1,410
Total Investments + (99.5%) (Cost $60,098)			69,250
Other Assets in Excess of Liabilities (0.5%)			309
Net Assets (100%)			$69,559

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $60,098,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $9,152,000 of which $10,296,000 related to appreciated securities and $1,144,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund principal executive officer and principal financial officer have concluded that the Fund disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	5/22/07